     As filed with the Securities and Exchange Commission on December 29, 2000.
                                                              File No. 333-40414
                                                                       811-04972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                              [ ]
     Post-Effective Amendment No. _1_                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 51                                         [X]

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                             CHRISTOPHER M. GRINNELL
                               HARTFORD LIFE, INC.
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:
  ___ immediately upon filing pursuant to paragraph (b) of Rule 485
  _X_ on January 26, 2001 pursuant to paragraph (b) of Rule 485
  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ___ on __________, 2001 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

HARTFORD LEADERS OUTLOOK
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

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This prospectus describes information you should know before you purchase Hartford Leaders Outlook variable annuity. Please read it carefully.

Hartford Leaders Outlook variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND SUB-ACCOUNT) which purchases Class 1 shares of the Franklin Strategic Income Securities Fund (formerly Franklin Strategic Income Investments Fund) of the Franklin Templeton Variable Insurance Products Trust

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of the Hartford Money Market HLS Fund

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth with Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT (FORMERLY TEMPLETON ASSET ALLOCATION FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Asset Strategy Fund (formerly Templeton Asset Allocation Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND SUB-ACCOUNT) which purchases Class 1 shares of the Templeton Developing Markets Securities Fund (formerly Templeton Developing Markets Equity Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON GLOBAL GROWTH FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Growth Securities Fund (formerly Templeton Global Growth Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON INTERNATIONAL FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton International Securities Fund (formerly Templeton International
  Fund) of the Franklin Templeton Variable Insurance Products Trust

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
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PROSPECTUS DATED: JANUARY 26, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 26, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
HIGHLIGHTS                                                       13
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     14
----------------------------------------------------------------------
  Hartford Life Insurance Company                                14
----------------------------------------------------------------------
  The Separate Account                                           14
----------------------------------------------------------------------
  The Funds                                                      15
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  17
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   18
----------------------------------------------------------------------
THE CONTRACT                                                     19
----------------------------------------------------------------------
  Purchases and Contract Value                                   19
----------------------------------------------------------------------
  Charges and Fees                                               21
----------------------------------------------------------------------
  Death Benefit                                                  23
----------------------------------------------------------------------
  Surrenders                                                     26
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  27
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         30
----------------------------------------------------------------------
OTHER INFORMATION                                                30
----------------------------------------------------------------------
  Legal Matters and Experts                                      31
----------------------------------------------------------------------
  More Information                                               31
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       31
----------------------------------------------------------------------
  A. General                                                     31
----------------------------------------------------------------------
  B. Taxation of Hartford and The Separate Account               31
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans            31
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              34
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     34
----------------------------------------------------------------------
  F.  Annuity Purchases by Nonresident Aliens and Foreign
      Corporations                                               34
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               34
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         35
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          36
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               39
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies. Your Death Benefit is the greater of the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value. If you elected the Optional Death Benefit, then Death Benefit is the greater of your Death Benefit calculations indicated on the Optional Death Benefit.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

HARTFORD LIFE INSURANCE COMPANY                                                5
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MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    0%
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ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Fees                                         0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.70%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all Optional
     Charges                                                    2.05%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.


(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                    12B-1 DISTRIBUTION        OTHER           EXPENSES
                                                  MANAGEMENT FEES    AND/OR SERVICING       EXPENSES       (INCLUDING ANY
                                                  (INCLUDING ANY     FEES (INCLUDING     (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)            WAIVERS)        REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                   0.43%               0.25%              0.01%             0.69%
--------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                               0.51%               0.25%              0.02%             0.78%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                      0.68%               0.25%              0.03%             0.96%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund        0.79%               0.25%              0.03%             1.07%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                             0.38%               0.25%              0.01%             0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                      0.34%               0.25%              0.01%             0.60%
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                      0.55%               0.25%              0.05%             0.85%
--------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund (1)                      0.89%               0.25%              0.06%             1.20%
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Franklin Real Estate Fund -- Class 2 (2) (3)           0.56%               0.25%              0.02%             0.83%
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (2) (4)             0.55%               0.25%              0.27%             1.07%
--------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (5)                                          0.43%                N/A               0.32%             0.75%
--------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2
  (6)                                                  0.55%               0.25%              0.38%             1.18%
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Hartford Money Market HLS Fund                         0.45%                N/A               0.02%             0.47%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (7) (8)                                       0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (7)                                           0.75%                N/A               0.09%             0.84%
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MFS-Registered Trademark- Global Equity
  Series (7) (8)                                       1.00%                N/A               0.21%             1.21%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series (7) (8)        0.75%                N/A               0.16%             0.91%
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MFS-Registered Trademark- Growth with Income
  Series (7)                                           0.75%                N/A               0.13%             0.88%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (7) (8)                                       0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (8)                                           0.75%                N/A               0.15%             0.90%
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MFS-Registered Trademark- New Discovery
  Series (7) (8)                                       0.90%                N/A               0.17%             1.07%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (7)                                           0.75%                N/A               0.15%             0.90%
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Mutual Shares Securities Fund -- Class
  2 (2) (9)                                            0.60%               0.25%              0.19%             1.04%
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Templeton Asset Strategy Fund (formerly
  Templeton Asset Allocation Fund) --
  Class 2 (2) (10)                                     0.60%               0.25%              0.18%             1.03%
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Templeton Developing Markets Securities Fund
  (formerly Templeton Developing Markets Equity
  Fund) -- Class 1 (11)                                1.25%                N/A               0.31%             1.56%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly
  Templeton Global Growth Fund) --
  Class 2 (2) (12)                                     0.83%               0.25%              0.05%             1.13%
--------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund
  (formerly Templeton International Fund) --
  Class 2 (2) (13)                                     0.69%               0.25%              0.19%             1.13%
--------------------------------------------------------------------------------------------------------------------------

(1) These expenses are annualized. The Fund began operations on June 17, 1999.

(2) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(3) The fund administration fee is paid indirectly through the management fee.

(4) On 2/8/00, a merger and reorganization was approved that combined the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

(5) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                     0.43%            N/A        0.52%       0.95%
-------------------------------------------------------------------------------------------------------------

(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets, including Class 2's 12b-1 plan fee, for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A        0.15%       0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series              0.75%            N/A        0.08%       0.83%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series                1.00%            N/A        0.15%       1.15%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A        0.15%       0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series           0.75%            N/A        0.12%       0.87%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                  0.75%            N/A        0.15%       0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series                0.90%            N/A        0.15%       1.05%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series                 0.75%            N/A        0.14%       0.89%
-------------------------------------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A        0.27%       1.02%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series                1.00%            N/A        3.39%       4.39%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A        0.71%       1.46%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                  0.75%            N/A        0.22%       0.97%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series               0.75%            N/A        0.46%       1.21%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series                0.90%            N/A        1.59%       2.49%
-------------------------------------------------------------------------------------------------------------

(9) On 2/8/00, a merger and reorganization was approved that combined the Mutual Shares Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

(10) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton Asset Strategy Fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.

(11) On 2/8/00, shareholders approved a merger and reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(12) On 2/8/00, a merger and reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(13) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton International Securities Fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLES


YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                              If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $80        $116       $132       $281       $24        $ 77       $131       $280
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $82        $121       $140       $296       $26        $ 81       $139       $296
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $82        $122       $142       $301       $27        $ 83       $141       $301
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $84        $127       $150       $316       $28        $ 87       $149       $315
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $81        $119       $137       $290       $25        $ 79       $136       $290
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $83        $123       $144       $305       $27        $ 84       $144       $305
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $83        $125       $147       $310       $27        $ 85       $146       $309
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $85        $129       $154       $325       $29        $ 90       $154       $324
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $83        $124       $146       $308       $27        $ 85       $145       $308
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $85        $129       $153       $323       $29        $ 89       $153       $322
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $85        $130       $156       $328       $29        $ 91       $155       $327
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $87        $135       $163       $342       $31        $ 96       $163       $342
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $127       $151       $319       $28        $ 88       $151       $318
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $132       $159       $334       $30        $ 93       $158       $333
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $133       $161       $338       $30        $ 94       $161       $338
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $138       $169       $353       $32        $ 99       $168       $352
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $80        $115       $129       $276       $24        $ 75       $129       $275
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $81        $119       $137       $291       $26        $ 80       $136       $291
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $82        $121       $140       $296       $26        $ 81       $139       $296
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $83        $125       $147       $311       $28        $ 86       $147       $310
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $79        $113       $127       $272       $24        $ 74       $127       $271
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $81        $118       $135       $287       $25        $ 78       $134       $287
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $81        $119       $138       $292       $26        $ 80       $137       $292
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $83        $124       $145       $307       $27        $ 85       $145       $307
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $121       $140       $297       $26        $ 81       $139       $297
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $83        $125       $148       $312       $28        $ 86       $147       $311
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $84        $127       $150       $317       $28        $ 88       $150       $316
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $131       $158       $332       $30        $ 92       $157       $331
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $86        $131       $158       $332       $30        $ 92       $157       $331
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $136       $165       $346       $31        $ 97       $165       $345
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $88        $137       $168       $351       $32        $ 98       $167       $350
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $142       $175       $365       $33        $103       $175       $364
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $120       $139       $295       $26        $ 81       $138       $295
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $83        $125       $147       $310       $27        $ 85       $146       $309
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $84        $126       $149       $315       $28        $ 87       $149       $314
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $85        $131       $157       $330       $30        $ 92       $156       $329
------------------------------------------------------------------------------------------------------------------------------

                                          If you do not Surrender your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
---------------------------------------
  Without any optional benefits            $25        $ 77       $132       $281
---------------------------------------
  With Optional Death Benefit              $27        $ 82       $140       $296
---------------------------------------
  With Earnings Protection Benefit         $27        $ 83       $142       $301
---------------------------------------
  With both optional benefits              $29        $ 88       $150       $316
---------------------------------------
AMERICAN FUNDS BOND FUND
---------------------------------------
  Without any optional benefits            $26        $ 80       $137       $290
---------------------------------------
  With Optional Death Benefit              $28        $ 85       $144       $305
---------------------------------------
  With Earnings Protection Benefit         $28        $ 86       $147       $310
---------------------------------------
  With both optional benefits              $30        $ 91       $154       $325
---------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
---------------------------------------
  Without any optional benefits            $28        $ 86       $146       $308
---------------------------------------
  With Optional Death Benefit              $29        $ 90       $153       $323
---------------------------------------
  With Earnings Protection Benefit         $30        $ 92       $156       $328
---------------------------------------
  With both optional benefits              $31        $ 96       $163       $342
---------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
---------------------------------------
  Without any optional benefits            $29        $ 89       $151       $319
---------------------------------------
  With Optional Death Benefit              $31        $ 93       $159       $334
---------------------------------------
  With Earnings Protection Benefit         $31        $ 95       $161       $338
---------------------------------------
  With both optional benefits              $33        $ 99       $169       $353
---------------------------------------
AMERICAN FUNDS GROWTH FUND
---------------------------------------
  Without any optional benefits            $25        $ 76       $129       $276
---------------------------------------
  With Optional Death Benefit              $26        $ 80       $137       $291
---------------------------------------
  With Earnings Protection Benefit         $27        $ 82       $140       $296
---------------------------------------
  With both optional benefits              $28        $ 86       $147       $311
---------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
---------------------------------------
  Without any optional benefits            $24        $ 74       $127       $272
---------------------------------------
  With Optional Death Benefit              $26        $ 79       $135       $287
---------------------------------------
  With Earnings Protection Benefit         $26        $ 81       $138       $292
---------------------------------------
  With both optional benefits              $28        $ 85       $145       $307
---------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
---------------------------------------
  Without any optional benefits            $27        $ 82       $140       $297
---------------------------------------
  With Optional Death Benefit              $28        $ 87       $148       $312
---------------------------------------
  With Earnings Protection Benefit         $29        $ 88       $150       $317
---------------------------------------
  With both optional benefits              $30        $ 93       $158       $332
---------------------------------------
AMERICAN FUNDS NEW WORLD FUND
---------------------------------------
  Without any optional benefits            $30        $ 93       $158       $332
---------------------------------------
  With Optional Death Benefit              $32        $ 97       $165       $346
---------------------------------------
  With Earnings Protection Benefit         $32        $ 99       $168       $351
---------------------------------------
  With both optional benefits              $34        $103       $175       $365
---------------------------------------
FRANKLIN REAL ESTATE FUND
---------------------------------------
  Without any optional benefits            $27        $ 82       $139       $295
---------------------------------------
  With Optional Death Benefit              $28        $ 86       $147       $310
---------------------------------------
  With Earnings Protection Benefit         $29        $ 88       $149       $315
---------------------------------------
  With both optional benefits              $30        $ 92       $157       $330
-------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                              If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $127       $151       $319       $28        $ 88       $151       $318
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $132       $159       $334       $30        $ 93       $158       $333
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $133       $161       $338       $30        $ 94       $161       $338
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $138       $169       $353       $32        $ 99       $168       $352
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $81        $118       $135       $287       $25        $ 78       $134       $287
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $82        $122       $143       $302       $27        $ 83       $142       $302
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $83        $124       $145       $307       $27        $ 85       $145       $307
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $85        $128       $153       $322       $29        $ 89       $152       $321
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $131        N/A        N/A       $30        $ 92        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $135        N/A        N/A       $31        $ 96        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $137        N/A        N/A       $32        $ 98        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $141        N/A        N/A       $33        $102        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $80        $115       $130       $277       $24        $ 75       $129       $276
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $81        $119       $138       $292       $26        $ 80       $137       $292
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $82        $121       $140       $297       $26        $ 81       $139       $297
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $83        $125       $148       $312       $28        $ 86       $147       $311
------------------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $83        $123       $143       $303       $27        $ 83       $143       $303
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $127       $151       $318       $28        $ 88       $150       $317
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $85        $129       $153       $323       $29        $ 89       $153       $322
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $133       $161       $337       $30        $ 94       $160       $337
------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $121       $140       $296       $26        $ 81       $139       $296
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $83        $125       $147       $311       $28        $ 86       $147       $310
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $84        $127       $150       $316       $28        $ 87       $149       $315
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $85        $131       $157       $331       $30        $ 92       $157       $330
------------------------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $86        $132       $158       $333       $30        $ 92       $158       $332
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $136       $166       $347       $31        $ 97       $165       $346
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $88        $137       $168       $352       $32        $ 99       $168       $351
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $142       $176       $366       $33        $103       $175       $365
------------------------------------------------------------------------------------------------------------------------------
MFS GROWTH SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $83        $123       $143       $303       $27        $ 83       $143       $303
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $127       $151       $318       $28        $ 88       $150       $317
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $85        $129       $153       $323       $29        $ 89       $153       $322
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $133       $161       $337       $30        $ 94       $160       $337
------------------------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $122       $142       $300       $26        $ 82       $141       $300
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $126       $149       $315       $28        $ 87       $149       $314
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $84        $128       $152       $320       $28        $ 89       $151       $319
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $132       $159       $335       $30        $ 93       $159       $334
------------------------------------------------------------------------------------------------------------------------------

                                          If you do not Surrender your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------
FRANKLIN SMALL CAP FUND
---------------------------------------
  Without any optional benefits            $29        $ 89       $151       $319
---------------------------------------
  With Optional Death Benefit              $31        $ 93       $159       $334
---------------------------------------
  With Earnings Protection Benefit         $31        $ 95       $161       $338
---------------------------------------
  With both optional benefits              $33        $ 99       $169       $353
---------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
---------------------------------------
  Without any optional benefits            $26        $ 79       $135       $287
---------------------------------------
  With Optional Death Benefit              $27        $ 84       $143       $302
---------------------------------------
  With Earnings Protection Benefit         $28        $ 85       $145       $307
---------------------------------------
  With both optional benefits              $29        $ 90       $153       $322
---------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
---------------------------------------
  Without any optional benefits            $30        $ 92        N/A        N/A
---------------------------------------
  With Optional Death Benefit              $32        $ 97        N/A        N/A
---------------------------------------
  With Earnings Protection Benefit         $32        $ 98        N/A        N/A
---------------------------------------
  With both optional benefits              $34        $103        N/A        N/A
---------------------------------------
HARTFORD MONEY MARKET HLS FUND
---------------------------------------
  Without any optional benefits            $25        $ 76       $130       $277
---------------------------------------
  With Optional Death Benefit              $26        $ 81       $138       $292
---------------------------------------
  With Earnings Protection Benefit         $27        $ 82       $140       $297
---------------------------------------
  With both optional benefits              $28        $ 87       $148       $312
---------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
---------------------------------------
  Without any optional benefits            $27        $ 84       $143       $303
---------------------------------------
  With Optional Death Benefit              $29        $ 89       $151       $318
---------------------------------------
  With Earnings Protection Benefit         $29        $ 90       $153       $323
---------------------------------------
  With both optional benefits              $31        $ 95       $161       $337
---------------------------------------
MFS EMERGING GROWTH SERIES
---------------------------------------
  Without any optional benefits            $27        $ 82       $140       $296
---------------------------------------
  With Optional Death Benefit              $28        $ 86       $147       $311
---------------------------------------
  With Earnings Protection Benefit         $29        $ 88       $150       $316
---------------------------------------
  With both optional benefits              $30        $ 93       $157       $331
---------------------------------------
MFS GLOBAL EQUITY SERIES
---------------------------------------
  Without any optional benefits            $30        $ 93       $158       $333
---------------------------------------
  With Optional Death Benefit              $32        $ 98       $166       $347
---------------------------------------
  With Earnings Protection Benefit         $32        $ 99       $168       $352
---------------------------------------
  With both optional benefits              $34        $104       $176       $366
---------------------------------------
MFS GROWTH SERIES
---------------------------------------
  Without any optional benefits            $27        $ 84       $143       $303
---------------------------------------
  With Optional Death Benefit              $29        $ 89       $151       $318
---------------------------------------
  With Earnings Protection Benefit         $29        $ 90       $153       $323
---------------------------------------
  With both optional benefits              $31        $ 95       $161       $337
---------------------------------------
MFS GROWTH WITH INCOME SERIES
---------------------------------------
  Without any optional benefits            $27        $ 83       $142       $300
---------------------------------------
  With Optional Death Benefit              $29        $ 88       $149       $315
---------------------------------------
  With Earnings Protection Benefit         $29        $ 89       $152       $320
---------------------------------------
  With both optional benefits              $31        $ 94       $159       $335
-----------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                              If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $83        $123       $143       $303       $27        $ 83       $143       $303
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $127       $151       $318       $28        $ 88       $150       $317
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $85        $129       $153       $323       $29        $ 89       $153       $322
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $133       $161       $337       $30        $ 94       $160       $337
------------------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $122        N/A        N/A       $27        $ 83        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $127        N/A        N/A       $28        $ 88        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $85        $128        N/A        N/A       $29        $ 89        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $133        N/A        N/A       $30        $ 94        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $127       $151       $318       $28        $ 88       $151       $318
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $132       $159       $333       $30        $ 93       $158       $332
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $133       $161       $338       $30        $ 94       $161       $337
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $138       $169       $352       $32        $ 99       $168       $351
------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $122       $143       $302       $27        $ 83       $142       $302
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $127       $150       $317       $28        $ 88       $150       $316
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $85        $128       $153       $322       $29        $ 89       $152       $321
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $133       $160       $337       $30        $ 94       $160       $336
------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $127       $150       $316       $28        $ 87       $149       $315
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $85        $131       $157       $331       $30        $ 92       $157       $330
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $132       $160       $336       $30        $ 93       $159       $335
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $87        $137       $167       $350       $32        $ 98       $167       $349
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $126       $149       $315       $28        $ 87       $149       $314
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $85        $131       $157       $330       $30        $ 92       $156       $329
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $132       $159       $335       $30        $ 93       $159       $334
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $87        $137       $167       $349       $32        $ 98       $166       $348
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $89        $142       $176       $366       $33        $103       $175       $365
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $91        $146       $183       $380       $35        $108       $182       $379
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $91        $148       $185       $384       $35        $109       $185       $384
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $93        $152       $193       $398       $37        $114       $192       $397
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $129       $154       $324       $29        $ 90       $154       $324
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $134       $162       $339       $31        $ 95       $161       $338
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $135       $164       $344       $31        $ 96       $164       $343
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $140       $172       $358       $33        $101       $171       $357
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $129       $154       $324       $29        $ 90       $154       $324
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $134       $162       $339       $31        $ 95       $161       $338
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $135       $164       $344       $31        $ 96       $164       $343
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $140       $172       $358       $33        $101       $171       $357
------------------------------------------------------------------------------------------------------------------------------

                                          If you do not Surrender your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------
MFS HIGH INCOME SERIES
---------------------------------------
  Without any optional benefits            $27        $ 84       $143       $303
---------------------------------------
  With Optional Death Benefit              $29        $ 89       $151       $318
---------------------------------------
  With Earnings Protection Benefit         $29        $ 90       $153       $323
---------------------------------------
  With both optional benefits              $31        $ 95       $161       $337
---------------------------------------
MFS MID CAP GROWTH SERIES
---------------------------------------
  Without any optional benefits            $27        $ 84        N/A        N/A
---------------------------------------
  With Optional Death Benefit              $29        $ 88        N/A        N/A
---------------------------------------
  With Earnings Protection Benefit         $29        $ 90        N/A        N/A
---------------------------------------
  With both optional benefits              $31        $ 94        N/A        N/A
---------------------------------------
MFS NEW DISCOVERY SERIES
---------------------------------------
  Without any optional benefits            $29        $ 89       $151       $318
---------------------------------------
  With Optional Death Benefit              $31        $ 93       $159       $333
---------------------------------------
  With Earnings Protection Benefit         $31        $ 95       $161       $338
---------------------------------------
  With both optional benefits              $33        $ 99       $169       $352
---------------------------------------
MFS TOTAL RETURN SERIES
---------------------------------------
  Without any optional benefits            $27        $ 84       $143       $302
---------------------------------------
  With Optional Death Benefit              $29        $ 88       $150       $317
---------------------------------------
  With Earnings Protection Benefit         $29        $ 90       $153       $322
---------------------------------------
  With both optional benefits              $31        $ 94       $160       $337
---------------------------------------
MUTUAL SHARES SECURITIES FUND
---------------------------------------
  Without any optional benefits            $29        $ 88       $150       $316
---------------------------------------
  With Optional Death Benefit              $30        $ 93       $157       $331
---------------------------------------
  With Earnings Protection Benefit         $31        $ 94       $160       $336
---------------------------------------
  With both optional benefits              $32        $ 99       $167       $350
---------------------------------------
TEMPLETON ASSET STRATEGY FUND
---------------------------------------
  Without any optional benefits            $29        $ 88       $149       $315
---------------------------------------
  With Optional Death Benefit              $30        $ 92       $157       $330
---------------------------------------
  With Earnings Protection Benefit         $31        $ 94       $159       $335
---------------------------------------
  With both optional benefits              $32        $ 98       $167       $349
---------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
---------------------------------------
  Without any optional benefits            $34        $104       $176       $366
---------------------------------------
  With Optional Death Benefit              $36        $108       $183       $380
---------------------------------------
  With Earnings Protection Benefit         $36        $110       $185       $384
---------------------------------------
  With both optional benefits              $38        $114       $193       $398
---------------------------------------
TEMPLETON GROWTH SECURITIES FUND
---------------------------------------
  Without any optional benefits            $30        $ 91       $154       $324
---------------------------------------
  With Optional Death Benefit              $31        $ 95       $162       $339
---------------------------------------
  With Earnings Protection Benefit         $32        $ 97       $164       $344
---------------------------------------
  With both optional benefits              $33        $101       $172       $358
---------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
---------------------------------------
  Without any optional benefits            $30        $ 91       $154       $324
---------------------------------------
  With Optional Death Benefit              $31        $ 95       $162       $339
---------------------------------------
  With Earnings Protection Benefit         $32        $ 97       $164       $344
---------------------------------------
  With both optional benefits              $33        $101       $172       $358
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
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HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Annuity.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Annuity for more than three years.

x  Distributions made due to death

x  Most payments we made to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:


An administrative fee of 0.20% per year of the Contract Value held in the Separate Account.


The third type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.



If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable-dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs prior to the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amounts of any partial Surrenders, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The

14                                               HARTFORD LIFE INSURANCE COMPANY
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Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greater of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Annuity;

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value on the date your Optional Death Benefit is added to your annuity.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in the states of Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or



- The Maximum Anniversary Value, or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.


WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchased your Contract in New York, you must begin Annuity Payouts by your Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                       5/1/00        AA+      Financial strength
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision

HARTFORD LIFE INSURANCE COMPANY                                               15
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by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

The American Funds Asset Allocation Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford Life Insurance Company. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

The MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- Growth Series, MFS-Registered Trademark-Growth with Income Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Asset Strategy Fund, Templeton International Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, and the Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel, Inc. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton Asset Management, Ltd. are wholly owned by Franklin Resources, Inc. a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states contact your registered representative for current information about availability.

The investment goals of each of the Funds are as follows:

16                                               HARTFORD LIFE INSURANCE COMPANY
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AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.

FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation. Its secondary goal is to earn current income.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth.

FRANKLIN STRATEGIC INCOME SECURITIES FUND (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND) -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- GROWTH SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES-SM- -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks primarily to provide above-average income (compared to a portfolio invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.

TEMPLETON ASSET STRATEGY FUND (FORMERLY TEMPLETON ASSET ALLOCATION
FUND) -- Seeks high total return.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND) -- Seeks long-term capital appreciation.

TEMPLETON GROWTH SECURITIES FUND (FORMERLY TEMPLETON GLOBAL GROWTH
FUND) -- Seeks long-term capital growth.

TEMPLETON INTERNATIONAL SECURITIES FUND (FORMERLY TEMPLETON INTERNATIONAL
FUND) -- Seeks long-term capital growth

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

HARTFORD LIFE INSURANCE COMPANY                                               17
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- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN.The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Hartford Money Market HLS Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

18                                               HARTFORD LIFE INSURANCE COMPANY
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THE FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-Month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future Hartford may offer interest rates specific to the transfer programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6-months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12-months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

You may only have one DCA program in place at one time. There is no charge for Dollar Cost Averaging.

HARTFORD LIFE INSURANCE COMPANY                                               19
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


We have filed the Contract with the Earnings Protection Benefit with the Internal Revenue Service for approval for use in an IRA. For more information, please see Appendix I -- Information Regarding Tax-Qualified Retirement Plans, Individual Retirement Annuities ("IRAs") Under Section 408. Please consult your qualified tax adviser if you are considering adding the Earnings Protection Benefit to your Contract if it is an IRA.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age 85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore,

20                                               HARTFORD LIFE INSURANCE COMPANY
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on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charge, such as any Optional Death Benefit charge, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

HARTFORD LIFE INSURANCE COMPANY                                               21
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Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES


The following charges and fees are associated with the Contract:


1.  THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is

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  fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first three Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the third Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than three years and then from Premium Payments invested for less than three years. Only Premium Payments invested for less than three years are subject to a Contingent Deferred Sales Charge.

2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value (estimated at .90% for mortality and .60% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

5.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

6.  CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These changes are described in the Funds' prospectuses accompanying this prospectus.


OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

HARTFORD LIFE INSURANCE COMPANY                                               23
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EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

- the total Premium Payments you have made to us minus the dollar amount of any partail Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value; or

- The Interest Accumulation Value on the date the Optional Death Benefit is added to your contract.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

- Your Contract Value on the date the Optional Death Benefit is added;

- Plus any Premium Payments made after the date the Optional Death Benefit is added;

- Minus any partial Surrenders taken after the Optional Death Benefit was added:

- Compounded daily at an annual rate of 5.0%

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit less proportional adjustments for any Surrenders from that date.


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.



If you elect the Optional Death Benefit at any time after you purchase your Annuity, the Optional Death Benefit calculation will be different.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it.

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If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

________________________________________________________________________________


FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders.



- The Contract Value on the date we receive proof of death was $400,000.



Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

________________________________________________________________________________


Before you purchase the Earnings Protection Benefit, you should also consider the following.



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

HARTFORD LIFE INSURANCE COMPANY                                               25
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For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant               Joint Contract Owner
                              Contract Owner              is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Designated Beneficiary
                              joint Contract Owner        is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Contract Owner's estate
                              joint Contract Owner and    is living or deceased       receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but check with your qualified tax adviser because there could be adverse tax consequences.

HARTFORD LIFE INSURANCE COMPANY                                               27
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HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?


Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.


1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect.

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If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

PAYMENTS FOR PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. You can select any number of years between 5 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.



- AUTOMATIC ANNUITY PAYOUTS FOR NON-QUALIFIED CONTRACTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity

HARTFORD LIFE INSURANCE COMPANY                                               29
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  Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

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OTHER PROGRAMS AVAILABLE

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your third Contract Year.


ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered

HARTFORD LIFE INSURANCE COMPANY                                               31
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broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company
 Attn: Investment Product Services
 P.O. Box 5085
 Hartford, Connecticut 06102-5085
 Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in

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the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.


 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).


    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

HARTFORD LIFE INSURANCE COMPANY                                               33
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An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract

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owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE INSURANCE COMPANY                                               35
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION
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 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
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 SAFEKEEPING OF ASSETS
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 INDEPENDENT PUBLIC ACCOUNTANTS
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 DISTRIBUTION OF CONTRACTS
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 CALCULATION OF YIELD AND RETURN
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 PERFORMANCE COMPARISONS
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE INSURANCE COMPANY                                               37
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408


TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.


SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE INSURANCE COMPANY                                               39
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES



OPTIONAL DEATH BENEFIT EXAMPLES


EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES



EXAMPLE 1



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,



- On the day we calculate the Death Benefit, your Contract Value was $140,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($40,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $-10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($140,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($0).



So the Contract gain equals $40,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE INSURANCE COMPANY                                               41
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EXAMPLE 2



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,



- On the day we calculate the Death Benefit, your Contract Value was $120,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($60,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $+10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($120,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($10,000), So the Contract gain equal $30,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($10,000)



WHICH EQUALS $90,000. THE CAP IS 200% OF $90,000 WHICH IS $180,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- Attained age 59 1/2,

- Separated from service,

- Died, or

- Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Hartford Leaders Outlook variable annuity to me at the following address:

----------------------------------------------------
                                     Name

------------------------------------------------------------------
                                   Address

------------------------------------------------------------------
                             City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                            HARTFORD LEADERS OUTLOOK


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus:  January 26, 2001.

Date of Statement of Additional Information:  January 26, 2001.

                                TABLE OF CONTENTS


SECTION                                                                     PAGE
-------                                                                     ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.............................

SAFEKEEPING OF ASSETS .....................................................

INDEPENDENT PUBLIC ACCOUNTANTS ............................................

DISTRIBUTION OF CONTRACTS..................................................

CALCULATION OF YIELD AND RETURN............................................

PERFORMANCE COMPARISONS....................................................

FINANCIAL STATEMENTS ......................................................

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

-------------------------------------------------------------------------------------------------------------------
              Rating Agency                      Effective          Rating               Basis of Rating
                                              Date of Rating
-------------------------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                       4/1/00              A+       Financial performance
-------------------------------------------------------------------------------------------------------------------
Standard & Poor's                                 8/1/00              AA       Insurer financial strength
-------------------------------------------------------------------------------------------------------------------
Fitch                                             5/1/00              AA+      Financial strength
-------------------------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

                             HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford.

Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

For the past three years, Hartford has paid no underwriting commissions to HSD related to the sales of this Contract.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. The yield of a money market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                               365/7
   Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999

----------------------------------------------------------------------------------------
SUB-ACCOUNT                               YIELD                  EFFECTIVE YIELD
----------------------------------------------------------------------------------------
Hartford Money Market HLS Fund             3.26%                       3.32%
----------------------------------------------------------------------------------------

YIELDS OF SUB-ACCOUNTS. Yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------------
SUB-ACCOUNT                                                        YIELD
----------------------------------------------------------------------------------
American Funds Bond Fund                                            N/A
----------------------------------------------------------------------------------
MFS High Income Series                                              N/A
----------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Sub-Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

The following are the standardized average annualized total return quotations for the Sub-Accounts. There is no information for Franklin Technology Securities Fund and MFS-Registered Trademark- Mid Cap Growth Series Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                            1 YEAR       5 YEAR        10 YEAR         SINCE
                                                      SEPARATE ACCOUNT                                         INCEPTION
                                                      INCEPTION DATE                                      OF SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    08/01/1989      -3.87%       12.52%         7.58%           N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                01/02/1996      -8.18%         N/A           N/A           0.81%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       04/30/1997      57.80%         N/A           N/A          31.85%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         04/30/1998      79.13%         N/A           N/A          41.04%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              12/08/1986      45.62%       28.52%         16.77%          N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       12/08/1986       0.31%       16.81%         10.07%          N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       05/01/1990      64.01%       20.27%         11.29%          N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           06/17/1999       8.25%         N/A           N/A          15.82%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                               01/24/1989      -16.93%       3.82%         4.83%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                 11/01/1995      83.91%         N/A           N/A          25.10%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund               07/01/1999        N/A          N/A           N/A          -7.26%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund                        N/A            N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          12/08/1986      -5.88%        0.55%         0.41%           N/A
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series  08/14/1996      35.94%         N/A           N/A          27.21%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series        07/24/1995      64.74%         N/A           N/A          31.62%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series          05/03/1999      13.44%         N/A           N/A          20.94%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                 05/03/1999      29.44%         N/A           N/A          47.58%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series     10/09/1995      -4.10%         N/A           N/A          16.41%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series            07/26/1995      -4.35%         N/A           N/A           3.39%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series            N/A            N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series          05/01/1998      61.48%         N/A           N/A          32.22%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series           01/03/1995      -7.68%       11.20%          N/A          11.21%
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           11/01/1996       2.68%         N/A           N/A           5.45%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                           08/24/1988      12.57%       12.81%         8.83%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            03/15/1994      42.25%         N/A           N/A          -11.50%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        03/15/1994       9.80%       10.94%          N/A           9.15%
-----------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund                 05/01/1992      12.16%       12.66%          N/A          10.97%
-----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts. There is no information for Franklin Technology Securities Fund and MFS-Registered Trademark- Mid Cap Growth Series Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operations.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
          THE SEPARATE ACCOUNT FOR YEAR ENDED  DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                     FUND
                                   INCEPTION       1 YEAR          5 YEAR         10 YEAR        SINCE INCEPTION
           SUB-ACCOUNT               DATE                                                            OF FUND
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation
Fund                                08/01/89        5.13%          14.74%           9.98%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund            01/02/96        0.82%            N/A             N/A              3.72%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
Fund                                04/30/97       66.80%            N/A             N/A             35.73%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small
Capitalization Fund                 04/30/98       88.13%            N/A             N/A             47.09%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund          02/08/84       54.62%          30.67%          19.00%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
Fund                                02/08/84        9.31%          18.91%          12.40%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds International
Fund                                05/01/90       73.01%          22.88%            N/A             14.49%
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund       06/17/99         N/A             N/A             N/A             17.25%
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Securities
Fund                                01/24/89       -7.93%           6.16%           7.16%              N/A
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund             11/01/95       92.91%            N/A             N/A             28.10%
-------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income
Securities Fund                     07/01/99         N/A             N/A             N/A              1.74%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      06/30/80        3.12%           3.51%           3.33%              N/A
-------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series    08/14/96       44.94%            N/A             N/A             30.01%
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series          07/24/95       73.74%            N/A             N/A             34.11%
-------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series            05/03/99         N/A             N/A             N/A             22.44%
------------------------------------------------------------------------------------------------------------------
MFS Growth Series                   05/03/99         N/A             N/A             N/A             38.44%
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series       10/09/95        4.90%            N/A             N/A             19.07%
-------------------------------------------------------------------------------------------------------------------
MFS High Income Series              07/26/95        4.65%            N/A             N/A              6.41%
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series            05/01/98       70.48%            N/A             N/A             38.52%
-------------------------------------------------------------------------------------------------------------------


                                      -11-

-------------------------------------------------------------------------------------------------------------------
MFS Total Return Series             01/03/95        1.32%          13.45%            N/A             13.46%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       11/01/96       11.68%            N/A             N/A              8.99%
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund       08/24/88       21.57%          15.16%          11.20%              N/A
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund                     03/15/94       51.25%            N/A             N/A             -6.90%
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund    03/15/94       18.80%          13.43%            N/A             11.81%
-------------------------------------------------------------------------------------------------------------------
Templeton International Securities
Fund                                05/01/92       21.16%          15.06%            N/A             13.30%
-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on

February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

HARTFORD LEADERS ELITE OUTLOOK
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Hartford Leaders Elite Outlook variable annuity. Please read it carefully.



Hartford Leaders Elite Outlook variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:



x  Flexible, because you may add Premium Payments at any time.



x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.



x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

--------------------------------------------------------------------------------


At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- PRUDENTIAL JENNISON PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Prudential Jennison Portfolio of The Prudential Series Fund, Inc.



- PRUDENTIAL 20/20 FOCUS PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the 20/20 Focus Portfolio of The Prudential Series Fund, Inc.



- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")



- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")



- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")



- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")



- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")



- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")



- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")



- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")



- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")



- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")



- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND SUB-ACCOUNT) which purchases Class 1 shares of the Franklin Strategic Income Securities Fund (formerly Franklin Strategic Income Investments Fund) of the Franklin Templeton Variable Insurance Products Trust



- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of the Hartford Money Market HLS Fund



- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-



- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-



- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-



- MFS GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-



- MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth with Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-



- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-



- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-



- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-



- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-



- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust



- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT (FORMERLY TEMPLETON ASSET ALLOCATION FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Asset Strategy Fund (formerly Templeton Asset Allocation Fund) of the Franklin Templeton Variable Insurance Products Trust



- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND SUB-ACCOUNT) which purchases Class 1 shares of the Templeton Developing Markets Securities Fund (formerly Templeton Developing Markets Equity Fund) of the Franklin Templeton Variable Insurance Products Trust



- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON GLOBAL GROWTH FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Growth Securities Fund (formerly Templeton Global Growth Fund) of the Franklin Templeton Variable Insurance Products Trust



- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON INTERNATIONAL FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton International Securities Fund (formerly Templeton International
  Fund) of the Franklin Templeton Variable Insurance Products Trust



You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.



If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.



Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).



This Annuity IS NOT:



 -  A bank deposit or obligation



 -  Federally insured



 -  Endorsed by any bank or governmental agency



This Annuity may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 26, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 26, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
HIGHLIGHTS                                                       13
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     14
----------------------------------------------------------------------
  Hartford Life Insurance Company                                14
----------------------------------------------------------------------
  The Separate Account                                           15
----------------------------------------------------------------------
  The Funds                                                      15
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  18
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   18
----------------------------------------------------------------------
THE CONTRACT                                                     19
----------------------------------------------------------------------
  Purchases and Contract Value                                   19
----------------------------------------------------------------------
  Charges and Fees                                               21
----------------------------------------------------------------------
  Death Benefit                                                  23
----------------------------------------------------------------------
  Surrenders                                                     26
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  28
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         30
----------------------------------------------------------------------
OTHER INFORMATION                                                30
----------------------------------------------------------------------
  Legal Matters and Experts                                      31
----------------------------------------------------------------------
  More Information                                               31
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       31
----------------------------------------------------------------------
  A. General                                                     31
----------------------------------------------------------------------
  B. Taxation of Hartford and The Separate Account               31
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans            31
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              35
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     35
----------------------------------------------------------------------
  F.  Annuity Purchases by Nonresident Aliens and Foreign
      Corporations                                               35
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               35
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         36
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          37
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               40
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies. Your Death Benefit is the greater of the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value. If you elected the Optional Death Benefit, then Death Benefit is the greater of your Death Benefit calculations indicated on the Optional Death Benefit.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

HARTFORD LIFE INSURANCE COMPANY                                                5
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MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Fees                                         0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.70%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all Optional
     Charges                                                    2.05%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                    12B-1 DISTRIBUTION        OTHER           EXPENSES
                                                  MANAGEMENT FEES    AND/OR SERVICING       EXPENSES       (INCLUDING ANY
                                                  (INCLUDING ANY     FEES (INCLUDING     (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)            WAIVERS)        REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                          0.60%               0.25%              0.18%             1.03%
--------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                       0.75%               0.25%              0.49%             1.49%
--------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                   0.43%               0.25%              0.01%             0.69%
--------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                               0.51%               0.25%              0.02%             0.78%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                      0.68%               0.25%              0.03%             0.96%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund        0.79%               0.25%              0.03%             1.07%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                             0.38%               0.25%              0.01%             0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                      0.34%               0.25%              0.01%             0.60%
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                      0.55%               0.25%              0.05%             0.85%
--------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund (1)                      0.89%               0.25%              0.06%             1.20%
--------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (2) (3)           0.56%               0.25%              0.02%             0.83%
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (2) (4)             0.55%               0.25%              0.27%             1.07%
--------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (5)                                          0.43%                N/A               0.32%             0.75%
--------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2
  (6)                                                  0.55%               0.25%              0.38%             1.18%
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         0.45%                N/A               0.02%             0.47%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (7) (8)                                       0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (7)                                           0.75%                N/A               0.09%             0.84%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (7) (8)                                       1.00%                N/A               0.21%             1.21%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series (7) (8)        0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income
  Series (7)                                           0.75%                N/A               0.13%             0.88%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (7) (8)                                       0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (8)                                           0.75%                N/A               0.15%             0.90%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (7) (8)                                       0.90%                N/A               0.17%             1.07%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (7)                                           0.75%                N/A               0.15%             0.90%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class
  2 (2) (9)                                            0.60%               0.25%              0.19%             1.04%
--------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund (formerly
  Templeton Asset Allocation Fund) --
  Class 2 (2) (10)                                     0.60%               0.25%              0.18%             1.03%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
  (formerly Templeton Developing Markets Equity
  Fund) -- Class 1 (11)                                1.25%                N/A               0.31%             1.56%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly
  Templeton Global Growth Fund) --
  Class 2 (2) (12)                                     0.83%               0.25%              0.05%             1.13%
--------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund
  (formerly Templeton International Fund) --
  Class 2 (2) (13)                                     0.69%               0.25%              0.19%             1.13%
--------------------------------------------------------------------------------------------------------------------------


(1) These expenses are annualized. The Fund began operations on June 17, 1999.

(2) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(3) The fund administration fee is paid indirectly through the management fee.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(4) On 2/8/00, a merger and reorganization was approved that combined the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

(5) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                     0.43%            N/A        0.52%       0.95%
-------------------------------------------------------------------------------------------------------------

(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets, including Class 2's 12b-1 plan fee, for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A        0.15%       0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series              0.75%            N/A        0.08%       0.83%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series                1.00%            N/A        0.15%       1.15%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A        0.15%       0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series           0.75%            N/A        0.12%       0.87%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                  0.75%            N/A        0.15%       0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series                0.90%            N/A        0.15%       1.05%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series                 0.75%            N/A        0.14%       0.89%
-------------------------------------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A        0.27%       1.02%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series                1.00%            N/A        3.39%       4.39%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A        0.71%       1.46%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                  0.75%            N/A        0.22%       0.97%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series               0.75%            N/A        0.46%       1.21%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series                0.90%            N/A        1.59%       2.49%
-------------------------------------------------------------------------------------------------------------

(9) On 2/8/00, a merger and reorganization was approved that combined the Mutual Shares Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------
    5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(10) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton Asset Strategy Fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.

(11) On 2/8/00, shareholders approved a merger and reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(12) On 2/8/00, a merger and reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(13) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton International Securities Fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLES

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                              If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $86        $134        N/A        N/A       $25        $ 78        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $88        $138        N/A        N/A       $26        $ 82        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $88        $140        N/A        N/A       $27        $ 84        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $90        $144        N/A        N/A       $28        $ 89        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL 20/20 FOCUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $91        $147        N/A        N/A       $30        $ 92        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $93        $152        N/A        N/A       $31        $ 96        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $93        $153        N/A        N/A       $32        $ 98        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $95        $157        N/A        N/A       $33        $102        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $83        $124        156       $250       $21        $ 67       $116       $249
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $128       $164       $266       $23        $ 72       $124       $265
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $85        $130       $166       $271       $23        $ 74       $126       $270
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $87        $134       $174       $286       $25        $ 78       $134       $286
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $126       $161       $260       $22        $ 70       $120       $259
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $85        $131       $168       $275       $24        $ 75       $128       $274
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $132       $171       $280       $24        $ 76       $131       $279
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $87        $137       $178       $295       $26        $ 81       $138       $295
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $86        $132       $170       $278       $24        $ 76       $130       $277
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $136       $177       $293       $26        $ 80       $137       $293
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $88        $138       $179       $298       $26        $ 82       $140       $298
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $142       $187       $313       $28        $ 86       $148       $312
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $87        $135       $175       $289       $25        $ 79       $135       $289
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $88        $139       $182       $304       $27        $ 84       $143       $304
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $89        $141       $185       $309       $27        $ 85       $146       $308
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $90        $145       $192       $324       $29        $ 90       $153       $323
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $122       $154       $245       $21        $ 66       $113       $244
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $127       $161       $261       $22        $ 70       $121       $260
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $84        $128       $164       $266       $23        $ 72       $124       $265
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $133       $171       $281       $24        $ 77       $131       $280
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $82        $121       $152       $241       $21        $ 65       $111       $240
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $84        $126       $159       $257       $22        $ 69       $119       $256
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $84        $127       $162       $262       $23        $ 71       $122       $261
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $86        $131       $169       $277       $24        $ 75       $129       $276
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $128       $164       $267       $23        $ 72       $124       $266
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $133       $172       $282       $25        $ 77       $132       $281
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $134       $174       $287       $25        $ 78       $134       $287
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $139       $181       $302       $27        $ 83       $142       $302
------------------------------------------------------------------------------------------------------------------------------

                                          If you do not Surrender your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
---------------------------------------
  Without any optional benefits            $26        $ 78        N/A        N/A
---------------------------------------
  With Optional Death Benefit              $27        $ 83        N/A        N/A
---------------------------------------
  With Earnings Protection Benefit         $28        $ 85        N/A        N/A
---------------------------------------
  With both optional benefits              $29        $ 89        N/A        N/A
---------------------------------------
PRUDENTIAL 20/20 FOCUS PORTFOLIO
---------------------------------------
  Without any optional benefits            $30        $ 93        N/A        N/A
---------------------------------------
  With Optional Death Benefit              $32        $ 97        N/A        N/A
---------------------------------------
  With Earnings Protection Benefit         $32        $ 99        N/A        N/A
---------------------------------------
  With both optional benefits              $34        $103        N/A        N/A
---------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
---------------------------------------
  Without any optional benefits            $22        $ 68       $117       $250
---------------------------------------
  With Optional Death Benefit              $24        $ 73       $124       $266
---------------------------------------
  With Earnings Protection Benefit         $24        $ 74       $127       $271
---------------------------------------
  With both optional benefits              $26        $ 79       $135       $286
---------------------------------------
AMERICAN FUNDS BOND FUND
---------------------------------------
  Without any optional benefits            $23        $ 71       $121       $260
---------------------------------------
  With Optional Death Benefit              $24        $ 75       $129       $275
---------------------------------------
  With Earnings Protection Benefit         $25        $ 77       $131       $280
---------------------------------------
  With both optional benefits              $27        $ 82       $139       $295
---------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
---------------------------------------
  Without any optional benefits            $25        $ 76       $130       $278
---------------------------------------
  With Optional Death Benefit              $26        $ 81       $138       $293
---------------------------------------
  With Earnings Protection Benefit         $27        $ 82       $141       $298
---------------------------------------
  With both optional benefits              $28        $ 87       $148       $313
---------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
---------------------------------------
  Without any optional benefits            $26        $ 80       $136       $289
---------------------------------------
  With Optional Death Benefit              $27        $ 84       $144       $304
---------------------------------------
  With Earnings Protection Benefit         $28        $ 86       $146       $309
---------------------------------------
  With both optional benefits              $30        $ 90       $154       $324
---------------------------------------
AMERICAN FUNDS GROWTH FUND
---------------------------------------
  Without any optional benefits            $22        $ 66       $114       $245
---------------------------------------
  With Optional Death Benefit              $23        $ 71       $122       $261
---------------------------------------
  With Earnings Protection Benefit         $24        $ 73       $124       $266
---------------------------------------
  With both optional benefits              $25        $ 77       $132       $281
---------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
---------------------------------------
  Without any optional benefits            $21        $ 65       $112       $241
---------------------------------------
  With Optional Death Benefit              $23        $ 70       $120       $257
---------------------------------------
  With Earnings Protection Benefit         $23        $ 71       $122       $262
---------------------------------------
  With both optional benefits              $25        $ 76       $130       $277
---------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
---------------------------------------
  Without any optional benefits            $24        $ 73       $125       $267
---------------------------------------
  With Optional Death Benefit              $25        $ 78       $132       $282
---------------------------------------
  With Earnings Protection Benefit         $26        $ 79       $135       $287
---------------------------------------
  With both optional benefits              $27        $ 84       $143       $302
-------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                              If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $88        $139       $181       $302       $27        $ 83       $142       $302
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $90        $143       $189       $317       $28        $ 88       $150       $316
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $90        $145       $191       $322       $29        $ 89       $152       $321
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $92        $149       $198       $337       $30        $ 94       $160       $336
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $128       $163       $265       $23        $ 72       $123       $264
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $132       $171       $280       $24        $ 76       $131       $279
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $134       $173       $285       $25        $ 78       $133       $284
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $138       $180       $300       $26        $ 82       $141       $300
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $87        $135       $175       $289       $25        $ 79       $135       $289
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $88        $139       $182       $304       $27        $ 84       $143       $304
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $89        $141       $185       $309       $27        $ 85       $146       $308
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $90        $145       $192       $324       $29        $ 90       $153       $323
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $126       $159       $257       $22        $ 69       $119       $256
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $85        $130       $167       $272       $24        $ 74       $127       $271
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $86        $131       $169       $277       $24        $ 75       $129       $276
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $87        $136       $177       $292       $26        $ 80       $137       $292
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $88        $138       $180       $300       $26        $ 82       $141       $300
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $89        $143       $188       $315       $28        $ 87       $149       $314
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $90        $144       $190       $320       $28        $ 89       $151       $319
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $92        $148       $197       $335       $30        $ 93       $159       $334
------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND.
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $81        $117       $145       $227       $19        $ 61       $104       $226
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $82        $122       $153       $243       $21        $ 65       $112       $242
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $83        $123       $155       $248       $21        $ 67       $115       $247
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $84        $128       $163       $264       $23        $ 71       $123       $263
------------------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $130       $167       $273       $24        $ 74       $127       $272
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $135       $175       $288       $25        $ 79       $135       $288
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $136       $177       $293       $26        $ 80       $137       $293
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $141       $184       $308       $27        $ 85       $145       $308
------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $84        $128       $164       $266       $23        $ 72       $124       $265
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $133       $171       $281       $24        $ 77       $131       $280
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $134       $174       $286       $25        $ 78       $134       $286
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $138       $181       $301       $27        $ 83       $141       $301
------------------------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $88        $139       $182       $303       $27        $ 83       $143       $303
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $90        $143       $189       $318       $28        $ 88       $150       $317
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $90        $145       $192       $323       $29        $ 89       $153       $322
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $92        $149       $199       $337       $30        $ 94       $160       $337
------------------------------------------------------------------------------------------------------------------------------
MFS GROWTH SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $130       $167       $273       $24        $ 74       $127       $272
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $135       $175       $288       $25        $ 79       $135       $288
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $136       $177       $293       $26        $ 80       $137       $293
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $141       $184       $308       $27        $ 85       $145       $308
------------------------------------------------------------------------------------------------------------------------------

                                          If you do not Surrender your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------
AMERICAN FUNDS NEW WORLD FUND
---------------------------------------
  Without any optional benefits            $27        $ 84       $143       $302
---------------------------------------
  With Optional Death Benefit              $29        $ 88       $150       $317
---------------------------------------
  With Earnings Protection Benefit         $29        $ 90       $153       $322
---------------------------------------
  With both optional benefits              $31        $ 94       $160       $337
---------------------------------------
FRANKLIN REAL ESTATE FUND
---------------------------------------
  Without any optional benefits            $23        $ 72       $124       $265
---------------------------------------
  With Optional Death Benefit              $25        $ 77       $131       $280
---------------------------------------
  With Earnings Protection Benefit         $26        $ 78       $134       $285
---------------------------------------
  With both optional benefits              $27        $ 83       $142       $300
---------------------------------------
FRANKLIN SMALL CAP FUND
---------------------------------------
  Without any optional benefits            $26        $ 80       $136       $289
---------------------------------------
  With Optional Death Benefit              $27        $ 84       $144       $304
---------------------------------------
  With Earnings Protection Benefit         $28        $ 86       $146       $309
---------------------------------------
  With both optional benefits              $30        $ 90       $154       $324
---------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
---------------------------------------
  Without any optional benefits            $23        $ 70       $120       $257
---------------------------------------
  With Optional Death Benefit              $24        $ 74       $127       $272
---------------------------------------
  With Earnings Protection Benefit         $25        $ 76       $130       $277
---------------------------------------
  With both optional benefits              $26        $ 81       $138       $292
---------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
---------------------------------------
  Without any optional benefits            $27        $ 83       $142       $300
---------------------------------------
  With Optional Death Benefit              $29        $ 88       $149       $315
---------------------------------------
  With Earnings Protection Benefit         $29        $ 89       $152       $320
---------------------------------------
  With both optional benefits              $31        $ 94       $159       $335
---------------------------------------
HARTFORD MONEY MARKET HLS FUND.
---------------------------------------
  Without any optional benefits            $20        $ 61       $105       $227
---------------------------------------
  With Optional Death Benefit              $21        $ 66       $113       $243
---------------------------------------
  With Earnings Protection Benefit         $22        $ 67       $115       $248
---------------------------------------
  With both optional benefits              $23        $ 72       $123       $264
---------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
---------------------------------------
  Without any optional benefits            $24        $ 75       $128       $273
---------------------------------------
  With Optional Death Benefit              $26        $ 79       $136       $288
---------------------------------------
  With Earnings Protection Benefit         $26        $ 81       $138       $293
---------------------------------------
  With both optional benefits              $28        $ 86       $146       $308
---------------------------------------
MFS EMERGING GROWTH SERIES
---------------------------------------
  Without any optional benefits            $24        $ 73       $124       $266
---------------------------------------
  With Optional Death Benefit              $25        $ 77       $132       $281
---------------------------------------
  With Earnings Protection Benefit         $26        $ 79       $135       $286
---------------------------------------
  With both optional benefits              $27        $ 83       $142       $301
---------------------------------------
MFS GLOBAL EQUITY SERIES
---------------------------------------
  Without any optional benefits            $27        $ 84       $143       $303
---------------------------------------
  With Optional Death Benefit              $29        $ 89       $151       $318
---------------------------------------
  With Earnings Protection Benefit         $29        $ 90       $153       $323
---------------------------------------
  With both optional benefits              $31        $ 95       $161       $337
---------------------------------------
MFS GROWTH SERIES
---------------------------------------
  Without any optional benefits            $24        $ 75       $128       $273
---------------------------------------
  With Optional Death Benefit              $26        $ 79       $136       $288
---------------------------------------
  With Earnings Protection Benefit         $26        $ 81       $138       $293
---------------------------------------
  With both optional benefits              $28        $ 86       $146       $308
-----------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                              If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $129       $166       $270       $23        $ 73       $126       $269
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $86        $134       $173       $285       $25        $ 78       $133       $284
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $135       $176       $290       $25        $ 79       $136       $290
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $88        $140       $183       $305       $27        $ 84       $144       $305
------------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $130       $167       $272       $24        $ 74       $127       $271
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $134       $174       $287       $25        $ 78       $134       $287
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $136       $177       $292       $26        $ 80       $137       $292
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $140       $184       $307       $27        $ 85       $145       $307
------------------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $130       $167       $273       $24        $ 74       $127       $272
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $135       $175       $288       $25        $ 79       $135       $288
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $136       $177       $293       $26        $ 80       $137       $293
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $141       $184       $308       $27        $ 85       $145       $308
------------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $87        $135       $175       $289       $25        $ 79       $135       $289
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $88        $139       $182       $304       $27        $ 84       $143       $304
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $89        $141       $185       $309       $27        $ 85       $146       $308
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $90        $145       $192       $324       $29        $ 90       $153       $323
------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $85        $130       $167       $272       $24        $ 74       $127       $271
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $87        $134       $174       $287       $25        $ 78       $134       $287
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $87        $136       $177       $292       $26        $ 80       $137       $292
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $89        $140       $184       $307       $27        $ 85       $145       $307
------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $87        $134       $174       $286       $25        $ 78       $134       $286
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $88        $138       $181       $301       $27        $ 83       $141       $301
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $89        $140       $183       $306       $27        $ 84       $144       $306
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $90        $144       $191       $321       $29        $ 89       $152       $320
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $86        $134       $173       $285       $25        $ 78       $133       $284
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $88        $138       $180       $300       $26        $ 82       $141       $300
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $88        $140       $183       $305       $27        $ 84       $144       $305
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $90        $144       $190       $320       $28        $ 89       $151       $319
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $92        $149       $199       $337       $30        $ 94       $160       $337
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $93        $154       $206       $352       $32        $ 99       $168       $351
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $94        $155       $208       $356       $32        $100       $170       $356
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $95        $159       $216       $370       $34        $105       $177       $370
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECUIRITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $87        $137       $178       $295       $26        $ 81       $138       $295
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $89        $141       $185       $310       $27        $ 85       $146       $309
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $89        $143       $188       $315       $28        $ 87       $149       $314
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $91        $147       $195       $330       $30        $ 92       $156       $329
------------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits            $87        $137       $178       $295       $26        $ 81       $138       $295
------------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit              $89        $141       $185       $310       $27        $ 85       $146       $309
------------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit         $89        $143       $188       $315       $28        $ 87       $149       $314
------------------------------------------------------------------------------------------------------------------------------
  With both optional benefits              $91        $147       $195       $330       $30        $ 92       $156       $329
------------------------------------------------------------------------------------------------------------------------------

                                          If you do not Surrender your Contract:
SUB-ACCOUNT                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------
MFS GROWTH WITH INCOME SERIES
---------------------------------------
  Without any optional benefits            $24        $ 74       $126       $270
---------------------------------------
  With Optional Death Benefit              $26        $ 78       $134       $285
---------------------------------------
  With Earnings Protection Benefit         $26        $ 80       $137       $290
---------------------------------------
  With both optional benefits              $28        $ 85       $144       $305
---------------------------------------
MFS HIGH INCOME SERIES
---------------------------------------
  Without any optional benefits            $24        $ 74       $127       $272
---------------------------------------
  With Optional Death Benefit              $26        $ 79       $135       $287
---------------------------------------
  With Earnings Protection Benefit         $26        $ 81       $138       $292
---------------------------------------
  With both optional benefits              $28        $ 85       $145       $307
---------------------------------------
MFS MID CAP GROWTH SERIES
---------------------------------------
  Without any optional benefits            $24        $ 75       $128       $273
---------------------------------------
  With Optional Death Benefit              $26        $ 79       $136       $288
---------------------------------------
  With Earnings Protection Benefit         $26        $ 81       $138       $293
---------------------------------------
  With both optional benefits              $28        $ 86       $146       $308
---------------------------------------
MFS NEW DISCOVERY SERIES
---------------------------------------
  Without any optional benefits            $26        $ 80       $136       $289
---------------------------------------
  With Optional Death Benefit              $27        $ 84       $144       $304
---------------------------------------
  With Earnings Protection Benefit         $28        $ 86       $146       $309
---------------------------------------
  With both optional benefits              $30        $ 90       $154       $324
---------------------------------------
MFS TOTAL RETURN SERIES
---------------------------------------
  Without any optional benefits            $24        $ 74       $127       $272
---------------------------------------
  With Optional Death Benefit              $26        $ 79       $135       $287
---------------------------------------
  With Earnings Protection Benefit         $26        $ 81       $138       $292
---------------------------------------
  With both optional benefits              $28        $ 85       $145       $307
---------------------------------------
MUTUAL SHARES SECURITIES FUND
---------------------------------------
  Without any optional benefits            $26        $ 79       $135       $286
---------------------------------------
  With Optional Death Benefit              $27        $ 83       $142       $301
---------------------------------------
  With Earnings Protection Benefit         $28        $ 85       $145       $306
---------------------------------------
  With both optional benefits              $29        $ 89       $152       $321
---------------------------------------
TEMPLETON ASSET STRATEGY FUND
---------------------------------------
  Without any optional benefits            $26        $ 78       $134       $285
---------------------------------------
  With Optional Death Benefit              $27        $ 83       $142       $300
---------------------------------------
  With Earnings Protection Benefit         $28        $ 85       $144       $305
---------------------------------------
  With both optional benefits              $29        $ 89       $152       $320
---------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
---------------------------------------
  Without any optional benefits            $31        $ 95       $161       $337
---------------------------------------
  With Optional Death Benefit              $32        $ 99       $168       $352
---------------------------------------
  With Earnings Protection Benefit         $33        $101       $171       $356
---------------------------------------
  With both optional benefits              $35        $105       $178       $370
---------------------------------------
TEMPLETON GROWTH SECUIRITIES FUND
---------------------------------------
  Without any optional benefits            $27        $ 82       $139       $295
---------------------------------------
  With Optional Death Benefit              $28        $ 86       $147       $310
---------------------------------------
  With Earnings Protection Benefit         $29        $ 88       $149       $315
---------------------------------------
  With both optional benefits              $30        $ 92       $157       $330
---------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
---------------------------------------
  Without any optional benefits            $27        $ 82       $139       $295
---------------------------------------
  With Optional Death Benefit              $28        $ 86       $147       $310
---------------------------------------
  With Earnings Protection Benefit         $29        $ 88       $149       $315
---------------------------------------
  With both optional benefits              $30        $ 92       $157       $330
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

HIGHLIGHTS


HOW DO I PURCHASE THIS ANNUITY?



You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.



 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.



WHAT TYPE OF SALES CHARGE WILL I PAY?



You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Annuity.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------



You won't be charged a Contingent Deferred Sales Charge on:



x  The Annual Withdrawal Amount



x Premium Payments or earnings that have been in your Annuity for more than three years.



x  Distributions made due to death



x  Most payments we made to you as part of your Annuity Payout



IS THERE AN ANNUAL MAINTENANCE FEE?



We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?



In addition to the Annual Maintenance Fee, you pay two other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:



A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.



The second type of charge is the fee you pay for the Separate Account. This charge is:



An administrative fee of 0.20% per year of the Contract Value held in the Separate Account.



The third type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.



If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.



CAN I TAKE OUT ANY OF MY MONEY?



You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable-dollar amount Annuity Payouts.



 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.



 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.



WILL HARTFORD PAY A DEATH BENEFIT?



There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.



If death occurs prior to the Annuity Commencement Date, the Death Benefit is the greatest of:



- The total Premium Payments you have made to us minus the dollar amounts of any partial Surrenders, or



- The Contract Value of your Annuity, or



- Your Maximum Anniversary Value, which is described below.



The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's

14                                               HARTFORD LIFE INSURANCE COMPANY
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81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.



If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greater of:



 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;



 -  the Contract Value of your Annuity;



 -  your Maximum Anniversary Value; or



 - your Interest Accumulation Value on the date your Optional Death Benefit is added to your annuity.



The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in the states of Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or



- The Maximum Anniversary Value, or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?



When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.



You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchased your Contract in New York, you must begin Annuity Payouts by your Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



GENERAL CONTRACT INFORMATION

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HARTFORD LIFE INSURANCE COMPANY



Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                       5/1/00        AA+      Financial strength
--------------------------------------------------------------------------------



These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

HARTFORD LIFE INSURANCE COMPANY                                               15
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THE SEPARATE ACCOUNT



The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:



- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.



- Is not subject to the liabilities arising out of any other business Hartford may conduct.



- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.



- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.



- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.



We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.



THE FUNDS



Prudential Jennison Portfolio and Prudential's 20/20 Focus Portfolio are part of The Prudential Series Fund. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.



The Prudential Insurance Company of America ("Prudential") serves as the overall investment adviser for The Prudential Series Fund, Inc. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777. The Prudential Investment Corporation ("PIC"), a wholly owned subsidiary of Prudential, provides investment advisory services for the value equity portion of Prudential's 20/20 Focus Portfolio. PIC's address is 751 Broad Street, Newark, New Jersey 07102-3777. Jennison Associates LLC ("Jennison"), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and the growth equity portion of Prudential's 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017.



The American Funds Asset Allocation Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



Hartford Money Market HLS Fund is sponsored and administered by Hartford Life Insurance Company. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.



The MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- Growth Series, MFS-Registered Trademark-Growth with Income Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.



Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Asset Strategy Fund, Templeton International Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap

16                                               HARTFORD LIFE INSURANCE COMPANY
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Fund, and the Franklin Strategic Income Securities Fund is Franklin
Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.



The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel, Inc. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton Asset Management, Ltd. are wholly owned by Franklin Resources, Inc. a publicly owned company engaged in the financial services industry through its subsidiaries.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states contact your registered representative for current information about availability.



The investment goals of each of the Funds are as follows:



PRUDENTIAL JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.



PRUDENTIAL 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.



AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.



AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.



AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.



AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.



FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation. Its secondary goal is to earn current income.



FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth.



FRANKLIN STRATEGIC INCOME SECURITIES FUND (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND) -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.



FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.



MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.



MFS-REGISTERED TRADEMARK- GROWTH SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.



MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.



MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES-SM- -- Seeks long-term growth of capital.



MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

HARTFORD LIFE INSURANCE COMPANY                                               17
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MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks primarily to provide above-average income (compared to a portfolio invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.



TEMPLETON ASSET STRATEGY FUND (FORMERLY TEMPLETON ASSET ALLOCATION
FUND) -- Seeks high total return.



TEMPLETON DEVELOPING MARKETS SECURITIES FUND (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND) -- Seeks long-term capital appreciation.



TEMPLETON GROWTH SECURITIES FUND (FORMERLY TEMPLETON GLOBAL GROWTH
FUND) -- Seeks long-term capital growth.



TEMPLETON INTERNATIONAL SECURITIES FUND (FORMERLY TEMPLETON INTERNATIONAL
FUND) -- Seeks long-term capital growth



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.



- Arrange for the handling and tallying of proxies received from Contract
  Owners.



- Vote all Fund shares attributable to your Contract according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.



We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

18                                               HARTFORD LIFE INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION



The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.



The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.



If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN.The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.



The Hartford Money Market HLS Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.



We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.



THE FIXED ACCUMULATION FEATURE

--------------------------------------------------------------------------------


IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.



Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.



IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.



From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

HARTFORD LIFE INSURANCE COMPANY                                               19
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DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-Month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future Hartford may offer interest rates specific to the transfer programs.



Under the 6-Month Transfer Program, the interest rate can accrue up to 6-months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12-months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.



You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.



We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.



You may only have one DCA program in place at one time. There is no charge for Dollar Cost Averaging.



THE CONTRACT

--------------------------------------------------------------------------------


PURCHASES AND CONTRACT VALUE



WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:



- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;



- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;



- Individual Retirement Annuities adopted according to Section 408 of the Code;



- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and



- Certain eligible deferred compensation plans as defined in Section 457 of the Code.



The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.



We have filed the Contract with the Earnings Protection Benefit with the Internal Revenue Service for approval for use in an IRA. For more information, please see Appendix I -- Information Regarding Tax-Qualified Retirement Plans, Individual Retirement Annuities ("IRAs") Under Section 408. Please consult your qualified tax adviser if you are considering adding the Earnings Protection Benefit to your Contract if it is an IRA.



HOW DO I PURCHASE A CONTRACT?



You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.



You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.



HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?



Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?



We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.



You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.



The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?



The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.



To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by



- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus



- The daily mortality and expense risk charge and any other applicable charge, such as any Optional Death Benefit charge, adjusted for the number of days in the period.



We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.



CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:



- Require a minimum time period between each transfer,



- Limit the dollar amount that may be transferred on any one Valuation Day, and



- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.



We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more

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than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.



Some states may have different restrictions.



FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:



- 30% of your total amount in the Fixed Accumulation Feature, or



- An amount equal to the largest previous transfer.



These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.



If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.



FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.



TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:



- By calling us at (800) 862-6668



- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.



POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.



CHARGES AND FEES



The following charges and fees are associated with the Contract:



1.  THE CONTINGENT DEFERRED SALES CHARGE



The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------



THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:



- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year,

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  take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.



UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:



- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.



- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.



- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.



- On or after the Annuitant's 90th birthday.



THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:



- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).



- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.



- Upon cancellation during the Right to Cancel Period.



SURRENDER ORDER -- During the first three Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



After the third Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than three years and then from Premium Payments invested for less than three years. Only Premium Payments invested for less than three years are subject to a Contingent Deferred Sales Charge.



2.  MORTALITY AND EXPENSE RISK CHARGE



For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value (estimated at .90% for mortality and .60% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:



- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.



During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.



Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.



- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and

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expense risk charge enables us to keep our commitments and to pay you as planned.



3.  ANNUAL MAINTENANCE FEE



The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?



We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.



4.  ADMINISTRATIVE CHARGE



For administration, we apply a daily charge at the rate of .20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.



5.  PREMIUM TAXES



We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.



6.  CHARGES AGAINST THE FUNDS



The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These changes are described in the Funds' prospectuses accompanying this prospectus.



OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.



EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.



WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.



DEATH BENEFIT



WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?



The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.



The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.



If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:



- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or



- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or



- The Maximum Anniversary Value, which is described below.



The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.



The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

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You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.



If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:



- the total Premium Payments you have made to us minus the dollar amount of any partail Surrenders;



- The Contract Value of your annuity;



- Your Maximum Anniversary Value; or



- The Interest Accumulation Value on the date the Optional Death Benefit is added to your contract.



The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:



- Your Contract Value on the date the Optional Death Benefit is added;



- Plus any Premium Payments made after the date the Optional Death Benefit is added;



- Minus any partial Surrenders taken after the Optional Death Benefit was added:



- Compounded daily at an annual rate of 5.0%



If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.



On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.



The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit less proportional adjustments for any Surrenders from that date.



If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.



If you elect the Optional Death Benefit at any time after you purchase your Annuity, the Optional Death Benefit calculation will be different.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

HARTFORD LIFE INSURANCE COMPANY                                               25
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________________________________________________________________________________


FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders.



- The Contract Value on the date we receive proof of death was $400,000.



Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

________________________________________________________________________________


Before you purchase the Earnings Protection Benefit, you should also consider the following.



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."



HOW IS THE DEATH BENEFIT PAID?



The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.



REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.



If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.



If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.



WHAT SHOULD THE BENEFICIARY CONSIDER?



ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

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SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.



If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.



WHO WILL RECEIVE THE DEATH BENEFIT?


The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.



IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:



IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant               Joint Contract Owner
                              Contract Owner              is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Designated Beneficiary
                              joint Contract Owner        is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Contract Owner's estate
                              joint Contract Owner and    is living or deceased       receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.



IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:



IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.



THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.



SURRENDERS



WHAT KINDS OF SURRENDERS ARE AVAILABLE?



FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.



PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:



- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and



- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the

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  Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.



FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but check with your qualified tax adviser because there could be adverse tax consequences.



HOW DO I REQUEST A SURRENDER?



Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.



WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



- your tax withholding amount or percentage, if any, and



- your mailing address.



If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.



TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.



WHAT SHOULD BE CONSIDERED ABOUT TAXES?



There are certain tax consequences associated with Surrenders:



PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.



WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.



MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.



INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS



THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:



- When do you want Annuity Payouts to begin?



- Which Annuity Payout Option do you want to use?



- How often do you want the payee to receive Annuity Payouts?



- What is the Assumed Investment Return?



- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?



Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.



1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.



The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.



All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.



2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.



LIFE ANNUITY



We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



LIFE ANNUITY WITH A CASH REFUND



We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.



LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN



We will make Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.



JOINT AND LAST SURVIVOR LIFE ANNUITY



We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:



- Remain the same at 100%, or



- Decrease to 66.67%, or



- Decrease to 50%.



For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.



JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN



We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.



PAYMENTS FOR PERIOD CERTAIN



We will make Annuity Payouts for the number of years that you select. You can select any number of years between 5 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the

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time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.



IMPORTANT INFORMATION:


- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.



- AUTOMATIC ANNUITY PAYOUTS FOR NON-QUALIFIED CONTRACTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?



In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:



- monthly,



- quarterly,



- semi-annually, or



- annually.



Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.



4.  WHAT IS THE ASSUMED INVESTMENT RETURN?



The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.



Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.



For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.



Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.



5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?



You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.



FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.



VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.



The dollar amount of the first variable Annuity Payout depends on:



- the Annuity Payout Option chosen,



- the Annuitant's attained age and gender (if applicable), and,



- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table



- the Assumed Investment Return

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The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:



Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.



The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.



TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.



OTHER PROGRAMS AVAILABLE

--------------------------------------------------------------------------------


INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.



AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your third Contract Year.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.



ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.



OTHER INFORMATION

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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.



CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.



HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.



Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay

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or permit other promotional incentives, in cash or credit or other compensation.



Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.



The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.



LEGAL MATTERS AND EXPERTS



There are no material legal proceedings pending to which the Separate Account is a party.



Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.



The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



MORE INFORMATION



You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life Insurance Company
 Attn: Investment Product Services
 P.O. Box 5085
 Hartford, Connecticut 06102-5085


 Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Registered Representatives)



FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


What are some of the federal tax consequences which affect these Contracts?



A.  GENERAL



Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.



Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.

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 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.



Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:



- certain annuities held by structured settlement companies,



- certain annuities held by an employer with respect to a terminated qualified retirement plan and



- certain immediate annuities.



A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.



If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.



 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total

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amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.



    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3.  Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.



    f. REQUIRED DISTRIBUTIONS.



  i. Death of Contract Owner or Primary Annuitant



Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

34                                               HARTFORD LIFE INSURANCE COMPANY
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    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and



    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.



 3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

HARTFORD LIFE INSURANCE COMPANY                                               35
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D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.



E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.



G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



 SECTION
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 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
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 SAFEKEEPING OF ASSETS
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 INDEPENDENT PUBLIC ACCOUNTANTS
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 DISTRIBUTION OF CONTRACTS
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 CALCULATION OF YIELD AND RETURN
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 PERFORMANCE COMPARISONS
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 FINANCIAL STATEMENTS
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HARTFORD LIFE INSURANCE COMPANY                                               37
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon separation from service;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

38                                               HARTFORD LIFE INSURANCE COMPANY
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amounts under the plan will be subject to the claims of the employer's general creditors.



In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- separates from service,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.



4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408



TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.



SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

HARTFORD LIFE INSURANCE COMPANY                                               39
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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions; or



- direct transfer distributions.



Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).



Certain states require withholding of state taxes when federal income tax is withheld.

40                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES



OPTIONAL DEATH BENEFIT EXAMPLES



EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


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HARTFORD LIFE INSURANCE COMPANY                                               41
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EARNINGS PROTECTION BENEFIT EXAMPLES



EXAMPLE 1



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,



- On the day we calculate the Death Benefit, your Contract Value was $140,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($40,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $-10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($140,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($0).



So the Contract gain equals $40,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

42                                               HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE 2



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,



- On the day we calculate the Death Benefit, your Contract Value was $120,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($60,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $+10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($120,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($10,000),



So the Contract gain equal $30,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($10,000)



Which equals $90,000. The cap is 200% of $90,000 which is $180,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- Attained age 59 1/2,

- Separated from service,

- Died, or

- Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Hartford Leaders Elite Outlook variable annuity to me at the following address:


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                             City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                         HARTFORD LEADERS ELITE OUTLOOK


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus:  January 26, 2001.

Date of Statement of Additional Information:  January 26, 2001.

                                TABLE OF CONTENTS


SECTION                                                                     PAGE
-------                                                                     ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.............................

SAFEKEEPING OF ASSETS .....................................................

INDEPENDENT PUBLIC ACCOUNTANTS ............................................

DISTRIBUTION OF CONTRACTS..................................................

CALCULATION OF YIELD AND RETURN............................................

PERFORMANCE COMPARISONS....................................................

FINANCIAL STATEMENTS ......................................................

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

-------------------------------------------------------------------------------------------------------------------
              Rating Agency                      Effective          Rating               Basis of Rating
                                              Date of Rating
-------------------------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                       4/1/00              A+       Financial performance
-------------------------------------------------------------------------------------------------------------------
Standard & Poor's                                 8/1/00              AA       Insurer financial strength
-------------------------------------------------------------------------------------------------------------------
Fitch                                             5/1/00              AA+      Financial strength
-------------------------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

                             HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford.

Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

For the past three years, Hartford has paid no underwriting commissions to HSD related to the sales of this Contract.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. The yield of a money market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                               365/7
   Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999

----------------------------------------------------------------------------------------
SUB-ACCOUNT                               YIELD                  EFFECTIVE YIELD
----------------------------------------------------------------------------------------
Hartford Money Market HLS Fund             3.26%                       3.32%
----------------------------------------------------------------------------------------

YIELDS OF SUB-ACCOUNTS. Yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------------
SUB-ACCOUNT                                                        YIELD
----------------------------------------------------------------------------------
American Funds Bond Fund                                            N/A
----------------------------------------------------------------------------------
MFS High Income Series                                              N/A
----------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Sub-Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

The following are the standardized average annualized total return quotations for the Sub-Accounts. There is no information for Franklin Technology Securities Fund and MFS-Registered Trademark- Mid Cap Growth Series Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operation.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                            SEPARATE        1 YEAR       5 YEAR        10 YEAR         SINCE
                                                        ACCOUNT                                                 INCEPTION
                                                    INCEPTION DATE                                          OF SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                           04/25/1995      30.60%         N/A           N/A          27.54%
-----------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                        05/03/1999       N/A           N/A           N/A           8.50%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    08/01/1989      -3.87%       12.52%         7.58%           N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                01/02/1996      -8.18%         N/A           N/A           0.81%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       04/30/1997      57.80%         N/A           N/A          31.85%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         04/30/1998      79.13%         N/A           N/A          41.04%
-----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              12/08/1986      45.62%       28.52%         16.77%          N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       12/08/1986       0.31%       16.81%         10.07%          N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       05/01/1990      64.01%       20.27%         11.29%          N/A
-----------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           06/17/1999       8.25%         N/A           N/A          15.82%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                               01/24/1989      -16.93%       3.82%         4.83%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                 11/01/1995      83.91%         N/A           N/A          25.10%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund               07/01/1999        N/A          N/A           N/A          -7.26%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund                        N/A            N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          12/08/1986      -5.88%        0.55%         0.41%           N/A
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series  08/14/1996      35.94%         N/A           N/A          27.21%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series        07/24/1995      64.74%         N/A           N/A          31.62%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series          05/03/1999      13.44%         N/A           N/A          20.94%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                 05/03/1999      29.44%         N/A           N/A          47.58%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series     10/09/1995      -4.10%         N/A           N/A          16.41%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series            07/26/1995      -4.35%         N/A           N/A           3.39%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series            N/A            N/A          N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series          05/01/1998      61.48%         N/A           N/A          32.22%
-----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series           01/03/1995      -7.68%       11.20%          N/A          11.21%
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           11/01/1996       2.68%         N/A           N/A           5.45%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                           08/24/1988      12.57%       12.81%         8.83%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            03/15/1994      42.25%         N/A           N/A          -11.50%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        03/15/1994       9.80%       10.94%          N/A           9.15%
-----------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund                 05/01/1992      12.16%       12.66%          N/A          10.97%
-----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts. There is no information for Franklin Technology Securities Fund and MFS-Registered Trademark- Mid Cap Growth Series Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operations.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
          THE SEPARATE ACCOUNT FOR YEAR ENDED  DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                     FUND
                                   INCEPTION       1 YEAR          5 YEAR         10 YEAR        SINCE INCEPTION
           SUB-ACCOUNT               DATE                                                            OF FUND
-------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio       04/25/95       39.60%          N/A              N/A              29.76%
-------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio    05/03/99        N/A            N/A              N/A              17.50%
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation
Fund                                08/01/89        5.13%          14.74%           9.98%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund            01/02/96        0.82%            N/A             N/A              3.72%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
Fund                                04/30/97       66.80%            N/A             N/A             35.73%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small
Capitalization Fund                 04/30/98       88.13%            N/A             N/A             47.09%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund          02/08/84       54.62%          30.67%          19.00%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
Fund                                02/08/84        9.31%          18.91%          12.40%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds International
Fund                                05/01/90       73.01%          22.88%            N/A             14.49%
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund       06/17/99         N/A             N/A             N/A             17.25%
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Securities
Fund                                01/24/89       -7.93%           6.16%           7.16%              N/A
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund             11/01/95       92.91%            N/A             N/A             28.10%
-------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income
Securities Fund                     07/01/99         N/A             N/A             N/A              1.74%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      06/30/80        3.12%           3.51%           3.33%              N/A
-------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series    08/14/96       44.94%            N/A             N/A             30.01%
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series          07/24/95       73.74%            N/A             N/A             34.11%
-------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series            05/03/99         N/A             N/A             N/A             22.44%
------------------------------------------------------------------------------------------------------------------
MFS Growth Series                   05/03/99         N/A             N/A             N/A             38.44%
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series       10/09/95        4.90%            N/A             N/A             19.07%
-------------------------------------------------------------------------------------------------------------------
MFS High Income Series              07/26/95        4.65%            N/A             N/A              6.41%
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series            05/01/98       70.48%            N/A             N/A             38.52%
-------------------------------------------------------------------------------------------------------------------


                                      -11-

-------------------------------------------------------------------------------------------------------------------
MFS Total Return Series             01/03/95        1.32%          13.45%            N/A             13.46%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       11/01/96       11.68%            N/A             N/A              8.99%
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund       08/24/88       21.57%          15.16%          11.20%              N/A
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund                     03/15/94       51.25%            N/A             N/A             -6.90%
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund    03/15/94       18.80%          13.43%            N/A             11.81%
-------------------------------------------------------------------------------------------------------------------
Templeton International Securities
Fund                                05/01/92       21.16%          15.06%            N/A             13.30%
-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on

February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (Hartford Money Market HLS, American Funds Asset Allocation, American Funds Bond, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds Growth-Income, American Funds International, American Funds New World, Franklin Real Estate Securities, Franklin Small Cap, Mutual Shares Securities, Franklin Strategic Income Investments, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Equity, MFS Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, MFS Total Return, Templeton Asset Allocation, Templeton International, Templeton Developing Markets Equity, and Templeton Global Growth sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the period presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the period presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 3,927,653
      Cost $3,927,653
      Market Value..............     $3,927,653          --                --                --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 149,944
      Cost $2,359,658
      Market Value..............        --            $2,258,152           --                --
    Bond Fund
      Shares 272,500
      Cost $2,674,701
      Market Value..............        --               --             $2,654,149           --
    Global Growth Fund
      Shares 194,533
      Cost $3,435,833
      Market Value..............        --               --                --             $4,164,947
    Global Small Capitalization
     Fund
      Shares 70,595
      Cost $1,144,251
      Market Value..............        --               --                --                --
    Growth Fund
      Shares 227,132
      Cost $15,291,922
      Market Value..............        --               --                --                --
    Growth-Income Fund
      Shares 409,587
      Cost $15,099,051
      Market Value..............        --               --                --                --
    International Fund
      Shares 164,674
      Cost $3,867,188
      Market Value..............        --               --                --                --
    New World Fund
      Shares 99,427
      Cost $1,028,049
      Market Value..............        --               --                --                --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 7,119
      Cost $103,928
      Market Value..............        --               --                --                --
    Small Cap Fund
      Shares 64,378
      Cost $1,275,742
      Market Value..............        --               --                --                --
    Mutual Shares Securities
     Fund
      Shares 64,165
      Cost $821,533
      Market Value..............        --               --                --                --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 76,779
      Cost $764,210
      Market Value..............        --               --                --                --
  Due from Hartford Life
   Insurance Company............         30,045            8,978             5,309            29,739
  Receivable for fund shares
   sold.........................        --               --                --                --
                                     ----------       ----------        ----------        ----------
  Total Assets..................      3,957,698        2,267,130         2,659,458         4,194,686
                                     ----------       ----------        ----------        ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................        --               --                --                --
  Payable for fund shares
   purchased....................         29,963            8,978             5,310            29,739
                                     ----------       ----------        ----------        ----------
  Total Liabilities.............         29,963            8,978             5,310            29,739
                                     ----------       ----------        ----------        ----------
  Net Assets (variable annuity
   contract liabilities)........     $3,927,735       $2,258,152        $2,654,148        $4,164,947
                                     ==========       ==========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-2
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 3,927,653
      Cost $3,927,653
      Market Value..............      --               --               --               --               --             --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 149,944
      Cost $2,359,658
      Market Value..............      --               --               --               --               --             --
    Bond Fund
      Shares 272,500
      Cost $2,674,701
      Market Value..............      --               --               --               --               --             --
    Global Growth Fund
      Shares 194,533
      Cost $3,435,833
      Market Value..............      --               --               --               --               --             --
    Global Small Capitalization
     Fund
      Shares 70,595
      Cost $1,144,251
      Market Value..............   $1,225,521          --               --               --               --             --
    Growth Fund
      Shares 227,132
      Cost $15,291,922
      Market Value..............      --           $16,028,736          --               --               --             --
    Growth-Income Fund
      Shares 409,587
      Cost $15,099,051
      Market Value..............      --               --           $13,545,054          --               --             --
    International Fund
      Shares 164,674
      Cost $3,867,188
      Market Value..............      --               --               --            $4,401,730          --             --
    New World Fund
      Shares 99,427
      Cost $1,028,049
      Market Value..............      --               --               --               --            $1,170,252        --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 7,119
      Cost $103,928
      Market Value..............      --               --               --               --               --           $105,928
    Small Cap Fund
      Shares 64,378
      Cost $1,275,742
      Market Value..............      --               --               --               --               --             --
    Mutual Shares Securities
     Fund
      Shares 64,165
      Cost $821,533
      Market Value..............      --               --               --               --               --             --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 76,779
      Cost $764,210
      Market Value..............      --               --               --               --               --             --
  Due from Hartford Life
   Insurance Company............       20,453          261,870          248,815           60,113           25,954        --
  Receivable for fund shares
   sold.........................      --               --               --               --               --             --
                                   ----------      -----------      -----------       ----------       ----------      --------
  Total Assets..................    1,245,974       16,290,606       13,793,869        4,461,843        1,196,206       105,928
                                   ----------      -----------      -----------       ----------       ----------      --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................      --               --               --               --               --                 18
  Payable for fund shares
   purchased....................       20,454          261,869          248,813           60,114           25,954        --
                                   ----------      -----------      -----------       ----------       ----------      --------
  Total Liabilities.............       20,454          261,869          248,813           60,114           25,954            18
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net Assets (variable annuity
   contract liabilities)........   $1,225,520      $16,028,737      $13,545,056       $4,401,729       $1,170,252      $105,910
                                   ==========      ===========      ===========       ==========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 3,927,653
      Cost $3,927,653
      Market Value..............      --            --               --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 149,944
      Cost $2,359,658
      Market Value..............      --            --               --
    Bond Fund
      Shares 272,500
      Cost $2,674,701
      Market Value..............      --            --               --
    Global Growth Fund
      Shares 194,533
      Cost $3,435,833
      Market Value..............      --            --               --
    Global Small Capitalization
     Fund
      Shares 70,595
      Cost $1,144,251
      Market Value..............      --            --               --
    Growth Fund
      Shares 227,132
      Cost $15,291,922
      Market Value..............      --            --               --
    Growth-Income Fund
      Shares 409,587
      Cost $15,099,051
      Market Value..............      --            --               --
    International Fund
      Shares 164,674
      Cost $3,867,188
      Market Value..............      --            --               --
    New World Fund
      Shares 99,427
      Cost $1,028,049
      Market Value..............      --            --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 7,119
      Cost $103,928
      Market Value..............      --            --               --
    Small Cap Fund
      Shares 64,378
      Cost $1,275,742
      Market Value..............  $1,724,699        --               --
    Mutual Shares Securities
     Fund
      Shares 64,165
      Cost $821,533
      Market Value..............      --          $850,186           --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 76,779
      Cost $764,210
      Market Value..............      --            --               $764,718
  Due from Hartford Life
   Insurance Company............      --             1,976            112,773
  Receivable for fund shares
   sold.........................      --            --               --
                                  ----------      --------           --------
  Total Assets..................   1,724,699       852,162            877,491
                                  ----------      --------           --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................      --            --               --
  Payable for fund shares
   purchased....................          72         1,974            112,775
                                  ----------      --------           --------
  Total Liabilities.............          72         1,974            112,775
                                  ----------      --------           --------
  Net Assets (variable annuity
   contract liabilities)........  $1,724,627      $850,188           $764,716
                                  ==========      ========           ========

            -------------------------------------------------  SA-3
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Capital Opportunities Series
      Shares 157,794
      Cost $2,946,692
      Market Value..............     $3,428,872           --                --               --
    Emerging Growth Series
      Shares 162,329
      Cost $4,454,467
      Market Value..............        --             $6,158,752           --               --
    Global Equity Series
      Shares 10,915
      Cost $126,858
      Market Value..............        --                --              $131,521           --
    Growth
      Shares 256,414
      Cost $3,081,188
      Market Value..............        --                --                --           $3,576,971
    Growth with Income Series
      Shares 156,109
      Cost $3,163,664
      Market Value..............        --                --                --               --
    High Income Series
      Shares 102,765
      Cost $1,160,901
      Market Value..............        --                --                --               --
    New Discovery Series
      Shares 52,426
      Cost $680,146
      Market Value..............        --                --                --               --
    Total Return Series
      Shares 71,028
      Cost $1,250,916
      Market Value..............        --                --                --               --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Templeton Asset Allocation
     Fund
      Shares 14,154
      Cost $309,850
      Market Value..............        --                --                --               --
    Templeton International Fund
      Shares 65,746
      Cost $1,314,319
      Market Value..............        --                --                --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 28,573
      Cost $249,395
      Market Value..............        --                --                --               --
    Templeton Global Growth Fund
      Shares 60,187
      Cost $881,906
      Market Value..............        --                --                --               --
  Due from Hartford Life
   Insurance Company............         76,191            45,813           49,425           88,259
  Receivable for fund shares
   sold.........................        --                --                --               --
                                     ----------        ----------         --------       ----------
  Total Assets..................      3,505,063         6,204,565          180,946        3,665,230
                                     ----------        ----------         --------       ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................        --                --                --               --
  Payable for fund shares
   purchased....................         76,192            45,812           49,427           88,260
                                     ----------        ----------         --------       ----------
  Total Liabilities.............         76,192            45,812           49,427           88,260
                                     ----------        ----------         --------       ----------
  Net Assets (variable annuity
   contract liabilities)........     $3,428,871        $6,158,753         $131,519       $3,576,970
                                     ==========        ==========         ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-4
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Capital Opportunities Series
      Shares 157,794
      Cost $2,946,692
      Market Value..............     --            --            --            --            --             --
    Emerging Growth Series
      Shares 162,329
      Cost $4,454,467
      Market Value..............     --            --            --            --            --             --
    Global Equity Series
      Shares 10,915
      Cost $126,858
      Market Value..............     --            --            --            --            --             --
    Growth
      Shares 256,414
      Cost $3,081,188
      Market Value..............     --            --            --            --            --             --
    Growth with Income Series
      Shares 156,109
      Cost $3,163,664
      Market Value.............. $3,326,691        --            --            --            --             --
    High Income Series
      Shares 102,765
      Cost $1,160,901
      Market Value..............     --        $1,180,775        --            --            --             --
    New Discovery Series
      Shares 52,426
      Cost $680,146
      Market Value..............     --            --          $905,389        --            --             --
    Total Return Series
      Shares 71,028
      Cost $1,250,916
      Market Value..............     --            --            --         $1,260,746       --             --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Templeton Asset Allocation
     Fund
      Shares 14,154
      Cost $309,850
      Market Value..............     --            --            --            --          $329,372         --
    Templeton International Fund
      Shares 65,746
      Cost $1,314,319
      Market Value..............     --            --            --            --            --          $1,454,965
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 28,573
      Cost $249,395
      Market Value..............     --            --            --            --            --             --
    Templeton Global Growth Fund
      Shares 60,187
      Cost $881,906
      Market Value..............     --            --            --            --            --             --
  Due from Hartford Life
   Insurance Company............     26,350        22,541         6,973         25,947        9,263          14,900
  Receivable for fund shares
   sold.........................     --            --            --            --            --             --
                                 ----------    ----------      --------     ----------     --------      ----------
  Total Assets..................  3,353,041     1,203,316       912,362      1,286,693      338,635       1,469,865
                                 ----------    ----------      --------     ----------     --------      ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................     --            --            --            --            --             --
  Payable for fund shares
   purchased....................     26,353        22,541         6,974         25,948        9,265          14,902
                                 ----------    ----------      --------     ----------     --------      ----------
  Total Liabilities.............     26,353        22,541         6,974         25,948        9,265          14,902
                                 ----------    ----------      --------     ----------     --------      ----------
  Net Assets (variable annuity
   contract liabilities)........ $3,326,688    $1,180,775      $905,388     $1,260,745     $329,370      $1,454,963
                                 ==========    ==========      ========     ==========     ========      ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Capital Opportunities Series
      Shares 157,794
      Cost $2,946,692
      Market Value..............      --               --
    Emerging Growth Series
      Shares 162,329
      Cost $4,454,467
      Market Value..............      --               --
    Global Equity Series
      Shares 10,915
      Cost $126,858
      Market Value..............      --               --
    Growth
      Shares 256,414
      Cost $3,081,188
      Market Value..............      --               --
    Growth with Income Series
      Shares 156,109
      Cost $3,163,664
      Market Value..............      --               --
    High Income Series
      Shares 102,765
      Cost $1,160,901
      Market Value..............      --               --
    New Discovery Series
      Shares 52,426
      Cost $680,146
      Market Value..............      --               --
    Total Return Series
      Shares 71,028
      Cost $1,250,916
      Market Value..............      --               --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Templeton Asset Allocation
     Fund
      Shares 14,154
      Cost $309,850
      Market Value..............      --               --
    Templeton International Fund
      Shares 65,746
      Cost $1,314,319
      Market Value..............      --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 28,573
      Cost $249,395
      Market Value..............     $299,735          --
    Templeton Global Growth Fund
      Shares 60,187
      Cost $881,906
      Market Value..............      --              $938,910
  Due from Hartford Life
   Insurance Company............        1,074            3,942
  Receivable for fund shares
   sold.........................      --               --
                                     --------         --------
  Total Assets..................      300,809          942,852
                                     --------         --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................      --               --
  Payable for fund shares
   purchased....................        1,073            3,941
                                     --------         --------
  Total Liabilities.............        1,073            3,941
                                     --------         --------
  Net Assets (variable annuity
   contract liabilities)........     $299,736         $938,911
                                     ========         ========

            -------------------------------------------------  SA-5
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT      CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  -----------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Hartford Money Market HLS Fund
   1.5%............................    1,931,127   $ 1.016961  $ 1,963,881
  Hartford Money Market HLS Fund
   1.4%............................      485,270     1.017478      493,752
  Hartford Money Market HLS Fund
   1.25%...........................    1,443,769     1.018239    1,470,102
  Asset Allocation Fund 1.5%.......       95,715     9.763857      934,547
  Asset Allocation Fund 1.25%......      116,323     9.776112    1,137,189
  Asset Allocation Fund 1.4%.......       19,083     9.768759      186,416
  Bond Fund 1.5%...................      130,825    10.093283    1,320,450
  Bond Fund 1.65%..................        1,015    10.089521       10,243
  Bond Fund 1.25%..................      110,301    10.105950    1,114,694
  Bond Fund 1.4%...................       20,673    10.098350      208,761
  Global Growth Fund 1.5%..........       83,301    13.962993    1,163,127
  Global Growth Fund 1.65%.........          590    13.957799        8,237
  Global Growth Fund 1.4%..........       25,408    13.969976      354,951
  Global Growth Fund 1.25%.........      188,737    13.980455    2,638,632
  Global Small Capitalization Fund
   1.5%............................       32,795    13.767193      451,501
  Global Small Capitalization Fund
   1.4%............................        6,579    13.774075       90,619
  Global Small Capitalization Fund
   1.5%............................       49,578    13.784415      683,400
  Growth Fund 1.5%.................      377,385    12.502121    4,718,115
  Growth Fund 1.65%................          795    12.497460        9,933
  Growth Fund 1.25%................      786,889    12.517781    9,850,100
  Growth Fund .80%.................           36    12.865591          466
  Growth Fund 1.4%.................      115,932    12.508384    1,450,123
  Growth-Income Fund 1.5%..........      342,021     9.579464    3,276,375
  Growth-Income Fund 1.65%.........        2,725     9.575882       26,097
  Growth-Income Fund 1.25%.........      954,356     9.591485    9,153,688
  Growth-Income Fund 1.4%..........      113,613     9.584268    1,088,896
  International Fund 1.5%..........      129,165    14.644814    1,891,603
  International Fund 1.25%.........      160,614    14.663115    2,355,098
  International Fund 1.4%..........       10,548    14.652129      154,551
  International Fund .80%..........           35    13.799473          477
  New World Fund 1.5%..............       12,627    11.644005      147,031
  New World Fund 1.25%.............       70,565    11.658593      822,685
  New World Fund 1.4%..............       17,214    11.649838      200,536
  Real Estate Securities Fund
   1.5%............................        3,571     8.830523       31,538
  Real Estate Securities Fund
   1.4%............................        6,166     8.834957       54,478
  Real Estate Securities Fund
   1.25%...........................        2,250     8.841604       19,894
  Small Cap Fund 1.5%..............       13,274    16.636909      220,836
  Small Cap Fund 1.65%.............          216    16.630728        3,590
  Small Cap Fund 1.4%..............       13,640    16.645221      227,037
  Small Cap Fund 1.25%.............       76,431    16.657685    1,273,164
  Mutual Shares Securities Fund
   1.5%............................       18,240     9.783931      178,459
  Mutual Shares Securities Fund
   1.65%...........................          314     9.780274        3,069
  Mutual Shares Securities Fund
   1.4%............................       11,575     9.788843      113,303
  Mutual Shares Securities Fund
   1.25%...........................       56,691     9.796213      555,357
  Franklin Strategic Income
   Investments Fund 1.5%...........        2,250    10.176193       22,901
  Franklin Strategic Income
   Investments Fund 1.4%...........       57,494    10.181293      585,359
  Franklin Strategic Income
   Investments Fund 1.25%..........       15,355    10.188959      156,456
  Capital Opportunities Series
   1.5%............................       79,197    12.203397      966,469
  Capital Opportunities Series
   1.65%...........................          352    12.198850        4,288
  Capital Opportunities Series
   1.4%............................       22,816    12.209515      278,576
  Capital Opportunities Series
   1.25%...........................      178,377    12.218688    2,179,538
  Emerging Growth Series 1.5%......      143,014    15.402545    2,202,777
  Emerging Growth Series 1.65%.....          577    15.396821        8,882
  Emerging Growth Series 1.4%......       28,898    15.410232      445,330
  Emerging Growth Series 1.25%.....      227,066    15.421795    3,501,764
  Global Equity Series 1.5%........          342    11.585770        3,967
  Global Equity Series 1.4%........        6,004    11.591574       69,594
  Global Equity Series 1.25%.......        4,996    11.600282       57,958

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-6
               -------------------------------------------------

                                        UNITS
                                       OWNED BY       UNIT      CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  -----------
  Growth Series 1.5%...............       52,128   $12.001263  $   625,599
  Growth Series 1.4%...............       48,508    12.007270      582,453
  Growth Series 1.25%..............      197,142    12.016294    2,368,918
  Growth with Income Series 1.5%...       34,885     9.950259      347,119
  Growth with Income Series
   1.65%...........................        2,379     9.946537       23,667
  Growth with Income Series 1.4%...       22,935     9.955242      228,328
  Growth with Income Series
   1.25%...........................      273,777     9.962740    2,727,574
  High Income Series 1.5%..........       27,923    10.039968      280,342
  High Income Series 1.4%..........       18,374    10.044992      184,566
  High Income Series 1.25%.........       71,212    10.052557      715,867
  New Discovery Series 1.5%........        6,421    14.318332       91,945
  New Discovery Series 1.4%........        1,691    14.325485       24,229
  New Discovery Series 1.25%.......       55,050    14.336247      789,214
  Total Return Series 1.5%.........       61,956     9.688322      600,252
  Total Return Series 1.65%........        2,066     9.684701       20,004
  Total Return Series 1.4%.........       12,872     9.693183      124,773
  Total Return Series 1.25%........       53,164     9.700481      515,716
  Templeton Asset Allocation Fund
   1.5%............................        7,913    10.855332       85,898
  Templeton Asset Allocation Fund
   1.4%............................       12,377    10.860766      134,421
  Templeton Asset Allocation Fund
   1.25%...........................       10,033    10.868937      109,051
  Templeton International Fund
   1.5%............................       64,725    10.946563      708,512
  Templeton International Fund
   1.4%............................       20,130    10.952050      220,463
  Templeton International Fund
   1.25%...........................       47,990    10.960275      525,988
  Templeton Developing Markets
   Equity Fund 1.5%................          100    11.108629        1,112
  Templeton Developing Markets
   Equity Fund 1.4%................        6,254    11.114200       69,507
  Templeton Developing Markets
   Equity Fund 1.25%...............       20,599    11.122555      229,117
  Templeton Global Growth Fund
   1.5%............................        9,400    10.605862       99,693
  Templeton Global Growth Fund
   1.4%............................        2,901    10.611118       30,778
  Templeton Global Growth Fund
   1.25%...........................       76,130    10.619149      808,440
                                                               -----------
GRAND TOTAL........................                            $75,814,406
                                                               ===========

            -------------------------------------------------  SA-7
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends.....................      $  45,304        $  21,760         $  59,157         $  17,852
EXPENSES:
  Mortality and expense
   undertakings.................        (11,924)          (5,478)           (8,200)           (9,403)
                                      ---------        ---------         ---------         ---------
    Net investment income
     (loss).....................         33,380           16,282            50,957             8,449
                                      ---------        ---------         ---------         ---------
CAPITAL GAINS INCOME............              2          126,885           --                155,656
                                      ---------        ---------         ---------         ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........        --                    31               359             1,389
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --              (101,506)          (20,553)          729,114
                                      ---------        ---------         ---------         ---------
    Net (loss) gain on
     investments................        --              (101,475)          (20,194)          730,503
                                      ---------        ---------         ---------         ---------
    Net increase in net assets
     resulting from
     operations.................      $  33,382        $  41,692         $  30,763         $ 894,608
                                      =========        =========         =========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-8
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
INVESTMENT INCOME:
  Dividends.....................    $ --            $  --           $    62,951        $  14,573        $   3,676       $   247
EXPENSES:
  Mortality and expense
   undertakings.................       (2,120)         (36,369)         (31,452)          (7,626)          (2,616)         (209)
                                    ---------       ----------      -----------        ---------        ---------       -------
    Net investment income
     (loss).....................       (2,120)         (36,369)          31,499            6,947            1,060            38
                                    ---------       ----------      -----------        ---------        ---------       -------
CAPITAL GAINS INCOME............       98,577        1,922,000        1,917,941          389,714              435           343
                                    ---------       ----------      -----------        ---------        ---------       -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........       (1,737)            (599)             526          (25,899)             999           (25)
  Net unrealized (depreciation)
   appreciation of investments
   during the period............       81,270          736,813       (1,553,997)         534,543          142,203         2,000
                                    ---------       ----------      -----------        ---------        ---------       -------
    Net (loss) gain on
     investments................       79,533          736,214       (1,553,471)         508,644          143,202         1,975
                                    ---------       ----------      -----------        ---------        ---------       -------
    Net increase in net assets
     resulting from
     operations.................    $ 175,990       $2,621,845      $   395,969        $ 905,305        $ 144,697       $ 2,356
                                    =========       ==========      ===========        =========        =========       =======

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
INVESTMENT INCOME:
  Dividends.....................   $     184       $   929           $18,285
EXPENSES:
  Mortality and expense
   undertakings.................      (3,102)       (1,919)           (1,780)
                                   ---------       -------           -------
    Net investment income
     (loss).....................      (2,918)         (990)           16,505
                                   ---------       -------           -------
CAPITAL GAINS INCOME............          26        --               --
                                   ---------       -------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........       1,167           191                27
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     448,957        28,653               508
                                   ---------       -------           -------
    Net (loss) gain on
     investments................     450,124        28,844               535
                                   ---------       -------           -------
    Net increase in net assets
     resulting from
     operations.................   $ 447,232       $27,854           $17,040
                                   =========       =======           =======

            -------------------------------------------------  SA-9
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
INVESTMENT INCOME:
  Dividends.....................      $ --             $  --              $     101       $   5,430
EXPENSES:
  Mortality and expense
   undertakings.................         (6,375)          (12,765)             (116)         (8,158)
                                      ---------        ----------         ---------       ---------
    Net investment (loss).......         (6,375)          (12,765)              (15)         (2,728)
                                      ---------        ----------         ---------       ---------
CAPITAL GAINS INCOME............        --                --                  1,971           7,094
                                      ---------        ----------         ---------       ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........            442             1,060                 2             202
  Net unrealized appreciation of
   investments during the
   period.......................        482,180         1,704,285             4,664         495,783
                                      ---------        ----------         ---------       ---------
    Net gain on investments.....        482,622         1,705,345             4,666         495,985
                                      ---------        ----------         ---------       ---------
    Net increase in net assets
     resulting from
     operations.................      $ 476,247        $1,692,580         $   6,622       $ 500,351
                                      =========        ==========         =========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-10
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.....................  $  --        $   --        $   --          $ --          $  --           $--
EXPENSES:
  Mortality and expense
   undertakings.................     (8,327)       (3,554)       (1,803)        (2,288)         (511)        (3,984)
                                  ---------    ----------    ----------      ---------     ---------       --------
    Net investment (loss).......     (8,327)       (3,554)       (1,803)        (2,288)         (511)        (3,984)
                                  ---------    ----------    ----------      ---------     ---------       --------
CAPITAL GAINS INCOME............     --            --            15,390        --             --            --
                                  ---------    ----------    ----------      ---------     ---------       --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........        (34)           12           153             (7)            5            569
  Net unrealized appreciation of
   investments during the
   period.......................    163,027        19,874       225,243          9,829        19,522        140,647
                                  ---------    ----------    ----------      ---------     ---------       --------
    Net gain on investments.....    162,993        19,886       225,396          9,822        19,527        141,216
                                  ---------    ----------    ----------      ---------     ---------       --------
    Net increase in net assets
     resulting from
     operations.................  $ 154,666    $   16,332    $  238,983      $   7,534     $  19,016       $137,232
                                  =========    ==========    ==========      =========     =========       ========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
INVESTMENT INCOME:
  Dividends.....................      $    54        $     242
EXPENSES:
  Mortality and expense
   undertakings.................         (720)          (1,502)
                                      -------        ---------
    Net investment (loss).......         (666)          (1,260)
                                      -------        ---------
CAPITAL GAINS INCOME............      --                 1,172
                                      -------        ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........           67               32
  Net unrealized appreciation of
   investments during the
   period.......................       50,339           57,004
                                      -------        ---------
    Net gain on investments.....       50,406           57,036
                                      -------        ---------
    Net increase in net assets
     resulting from
     operations.................      $49,740        $  56,948
                                      =======        =========

            ------------------------------------------------- SA-11
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
OPERATIONS:
  Net investment income
   (loss).......................     $   33,380       $   16,282        $   50,957        $    8,449
  Capital gains income..........              2          126,885           --                155,656
  Net realized gain (loss) on
   security transactions........        --                    31               359             1,389
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --              (101,506)          (20,553)          729,114
                                     ----------       ----------        ----------        ----------
  Net increase in net assets
   resulting from operations....         33,382           41,692            30,763           894,608
                                     ----------       ----------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases.....................      4,862,876        1,425,884         2,036,552         2,511,217
  Net transfers.................       (951,728)         811,493           598,489           776,934
  Surrenders for benefit
   payments and fees............        (16,795)         (20,917)          (11,656)          (17,812)
  Net annuity transactions......        --               --                --                --
                                     ----------       ----------        ----------        ----------
  Net increase in net assets
   resulting from unit
   transactions.................      3,894,353        2,216,460         2,623,385         3,270,339
                                     ----------       ----------        ----------        ----------
  Net increase in net assets....      3,927,735        2,258,152         2,654,148         4,164,947
NET ASSETS:
  Beginning of period...........        --               --                --                --
                                     ----------       ----------        ----------        ----------
  End of period.................     $3,927,735       $2,258,152        $2,654,148        $4,164,947
                                     ==========       ==========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-12
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
OPERATIONS:
  Net investment income
   (loss).......................   $   (2,120)     $   (36,369)     $    31,499       $    6,947       $    1,060      $     38
  Capital gains income..........       98,577        1,922,000        1,917,941          389,714              435           343
  Net realized gain (loss) on
   security transactions........       (1,737)            (599)             526          (25,899)             999           (25)
  Net unrealized (depreciation)
   appreciation of investments
   during the period............       81,270          736,813       (1,553,997)         534,543          142,203         2,000
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net increase in net assets
   resulting from operations....      175,990        2,621,845          395,969          905,305          144,697         2,356
                                   ----------      -----------      -----------       ----------       ----------      --------
UNIT TRANSACTIONS:
  Purchases.....................      824,033       10,722,699        9,961,708        2,406,935          531,587        89,856
  Net transfers.................      230,437        2,742,725        3,242,751        1,099,087          499,704        14,541
  Surrenders for benefit
   payments and fees............       (4,940)         (58,532)         (55,372)          (9,598)          (5,736)         (843)
  Net annuity transactions......      --               --               --               --               --             --
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net increase in net assets
   resulting from unit
   transactions.................    1,049,530       13,406,892       13,149,087        3,496,424        1,025,555       103,554
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net increase in net assets....    1,225,520       16,028,737       13,545,056        4,401,729        1,170,252       105,910
NET ASSETS:
  Beginning of period...........      --               --               --               --               --             --
                                   ----------      -----------      -----------       ----------       ----------      --------
  End of period.................   $1,225,520      $16,028,737      $13,545,056       $4,401,729       $1,170,252      $105,910
                                   ==========      ===========      ===========       ==========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss).......................  $   (2,918)     $   (990)          $ 16,505
  Capital gains income..........          26        --               --
  Net realized gain (loss) on
   security transactions........       1,167           191                 27
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     448,957        28,653                508
                                  ----------      --------           --------
  Net increase in net assets
   resulting from operations....     447,232        27,854             17,040
                                  ----------      --------           --------
UNIT TRANSACTIONS:
  Purchases.....................     630,903       649,702             97,027
  Net transfers.................     654,035       175,147            660,466
  Surrenders for benefit
   payments and fees............      (7,543)       (2,515)            (9,817)
  Net annuity transactions......      --            --               --
                                  ----------      --------           --------
  Net increase in net assets
   resulting from unit
   transactions.................   1,277,395       822,334            747,676
                                  ----------      --------           --------
  Net increase in net assets....   1,724,627       850,188            764,716
NET ASSETS:
  Beginning of period...........      --            --               --
                                  ----------      --------           --------
  End of period.................  $1,724,627      $850,188           $764,716
                                  ==========      ========           ========

            ------------------------------------------------- SA-13
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
OPERATIONS:
  Net investment (loss)
   income.......................     $   (6,375)       $  (12,765)        $    (15)      $   (2,728)
  Capital gains income..........        --                --                 1,971            7,094
  Net realized gain (loss) on
   security transactions........            442             1,060                2              202
  Net unrealized appreciation of
   investments during the
   period.......................        482,180         1,704,285            4,664          495,783
                                     ----------        ----------         --------       ----------
  Net increase in net assets
   resulting from operations....        476,247         1,692,580            6,622          500,351
                                     ----------        ----------         --------       ----------
UNIT TRANSACTIONS:
  Purchases.....................      2,513,108         3,239,426           96,068        1,951,955
  Net transfers.................        445,144         1,236,084           28,845        1,134,814
  Surrenders for benefit and
   payments and fees............         (5,628)           (9,337)             (16)         (10,150)
  Net annuity transactions......        --                --                --               --
                                     ----------        ----------         --------       ----------
  Net increase in net assets
   resulting from unit
   transactions.................      2,952,624         4,466,173          124,897        3,076,619
                                     ----------        ----------         --------       ----------
  Net increase in net assets....      3,428,871         6,158,753          131,519        3,576,970
NET ASSETS:
  Beginning of period...........        --                --                --               --
                                     ----------        ----------         --------       ----------
  End of period.................     $3,428,871        $6,158,753         $131,519       $3,576,970
                                     ==========        ==========         ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-14
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment (loss)
   income....................... $   (8,327)   $   (3,554)     $ (1,803)    $   (2,288)    $   (511)     $   (3,984)
  Capital gains income..........     --            --            15,390        --            --             --
  Net realized gain (loss) on
   security transactions........        (34)           12           153             (7)           5             569
  Net unrealized appreciation of
   investments during the
   period.......................    163,027        19,874       225,243          9,829       19,522         140,647
                                 ----------    ----------      --------     ----------     --------      ----------
  Net increase in net assets
   resulting from operations....    154,666        16,332       238,983          7,534       19,016         137,232
                                 ----------    ----------      --------     ----------     --------      ----------
UNIT TRANSACTIONS:
  Purchases.....................  2,159,882       977,701       393,804        968,780      236,918         997,440
  Net transfers.................  1,020,966       191,978       276,347        290,507       76,346         324,351
  Surrenders for benefit and
   payments and fees............     (8,826)       (5,236)       (3,746)        (6,076)      (2,910)         (4,060)
  Net annuity transactions......     --            --            --            --            --             --
                                 ----------    ----------      --------     ----------     --------      ----------
  Net increase in net assets
   resulting from unit
   transactions.................  3,172,022     1,164,443       666,405      1,253,211      310,354       1,317,731
                                 ----------    ----------      --------     ----------     --------      ----------
  Net increase in net assets....  3,326,688     1,180,775       905,388      1,260,745      329,370       1,454,963
NET ASSETS:
  Beginning of period...........     --            --            --            --            --             --
                                 ----------    ----------      --------     ----------     --------      ----------
  End of period................. $3,326,688    $1,180,775      $905,388     $1,260,745     $329,370      $1,454,963
                                 ==========    ==========      ========     ==========     ========      ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
OPERATIONS:
  Net investment (loss)
   income.......................     $   (666)        $ (1,260)
  Capital gains income..........      --                 1,172
  Net realized gain (loss) on
   security transactions........           67               32
  Net unrealized appreciation of
   investments during the
   period.......................       50,339           57,004
                                     --------         --------
  Net increase in net assets
   resulting from operations....       49,740           56,948
                                     --------         --------
UNIT TRANSACTIONS:
  Purchases.....................      195,729          615,160
  Net transfers.................       56,350          270,275
  Surrenders for benefit and
   payments and fees............       (2,083)          (3,472)
  Net annuity transactions......      --               --
                                     --------         --------
  Net increase in net assets
   resulting from unit
   transactions.................      249,996          881,963
                                     --------         --------
  Net increase in net assets....      299,736          938,911
NET ASSETS:
  Beginning of period...........      --               --
                                     --------         --------
  End of period.................     $299,736         $938,911
                                     ========         ========

            ------------------------------------------------- SA-15
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-16 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a) All financial statements included in Part A and Part B of the Registration Statement.

    (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

        (2)  Not applicable.

        (3)  (a) Form of Principal Underwriter Agreement.(2)

        (3)  (b) Form of Dealer Agreement.(3)

        (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)

        (5)  Form of Application.(4)

        (6)  (a) Certificate of Incorporation of Hartford.(5)

        (6)  (b) Bylaws of Hartford.(3)

        (7)  Not applicable.

        (8)  Form of Fund Participation Agreement.(4)

        (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

        (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

        (11) No financial statements are omitted.


--------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-70153, dated April 13, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-70153, dated
        September 15, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73570, dated April 29, 1996.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-40414, filed on September 6, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 33-73570, dated April 14, 1997.

        (12) Not applicable.

        (13) Not applicable.

        (14) Not applicable.

        (15) Copy of Power of Attorney.

        (16) Organizational Chart.

Item 25. Directors and Officers of the Depositor

--------------------------------------------------------------------------------
NAME                        POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David A. Carlson            Vice President
--------------------------------------------------------------------------------
Peter W. Cummins            Senior Vice President
--------------------------------------------------------------------------------
Bruce W. Ferris             Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch            Vice President & Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin         Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                Senior Vice President, Chief Financial Officer &
                            Treasurer, Director*
--------------------------------------------------------------------------------
Lois W. Grady               Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce            Senior Vice President
--------------------------------------------------------------------------------
Michael D. Keeler           Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner           Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra             President, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen        Vice President
--------------------------------------------------------------------------------
Deanne Osgood               Vice President
--------------------------------------------------------------------------------
Craig R. Raymond            Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Christine Hayer Repasy      Senior Vice President, General Counsel, and
                            Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lowndes A. Smith            Chairman of the Board, Chief Executive Officer,
                            Director*
--------------------------------------------------------------------------------
Joe M. Thompson             Senior Vice President
--------------------------------------------------------------------------------
John C. Walters             Executive Vice President, Director*
--------------------------------------------------------------------------------
David M. Znamierowski       Senior Vice President and Chief Investment Officer,
                            Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of October 31, 2000, there were 4,174 Contract Owners.

Item 28. Indemnification

      Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

      Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and

      (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

      Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

        (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three

         Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

        (b)      Directors and Officers of HSD

                                          Positions and Offices
                Name                        With Underwriter
         ------------------               ---------------------
         William A. Campagna            Vice President
         David A. Carlson               Vice President
         Peter W. Cummins               Senior Vice President
         Bruce W. Ferris                Vice President
         David T. Foy                   Treasurer
         George R. Jay                  Controller
         Ryan Johnson                   Vice President
         Thomas M. Marra                President, Director
         Christine Hayer Repasy         Senior Vice President, General Counsel
                                        and Corporate Secretary
         Lowndes A. Smith               Chairman of the Board and
                                        Chief Executive Officer, Director
         John C. Walters                Executive Vice President, Director

           Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

      All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of December, 2000.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
  (Registrant)

By:  Thomas M. Marra                          *By:  /s/ Christopher M. Grinnell
    -------------------------------------         ------------------------------
     Thomas M. Marra, President*                   Christopher M. Grinnell
                                                   Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
  (Depositor)

By:  Thomas M. Marra
    -------------------------------------
     Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President,
      Chief Financial Officer and
      Treasurer, Director*
Christine Hayer Repasy, Senior Vice
      President, General Counsel and
      Corporate Secretary, Director*
Thomas M. Marra, President, Director          By:  /s/ Christopher M. Grinnell
Lowndes A. Smith, Chairman of the Board,               -----------------------
      Chief Executive Officer, Director *              Christopher M. Grinnell
Lizabeth H. Zlatkus, Executive Vice                    Attorney-in-Fact
      President, Director*
John C. Walters, Executive Vice President,    Date: December 29, 2000
      Director*
David M. Znamierowski, Senior Vice
      President And Chief Investment
      Officer, Director*

                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

(10)    Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)    Copy of Power of Attorney.

(16)    Organizational Chart.